GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 96.7%
Australia – 0.0%
1,138	Yancoal Australia Ltd. (Energy)(a)	$ 4,323

Brazil – 4.2%
21,456	Ambev SA (Consumer Staples)	64,954
3,138	Americanas SA (Consumer Discretionary)	6,301
2,611	Atacadao SA (Consumer Staples)	7,929
28,792	B3 SA – Brasil Bolsa Balcao (Financials)	69,697
7,383	Banco Bradesco SA (Financials)	19,318
7,288	Banco BTG Pactual SA (Financials)	34,882
4,216	Banco do Brasil SA (Financials)	28,284
1,747	Banco Santander Brasil SA (Financials)	9,189
3,311	BB Seguridade Participacoes SA (Financials)	19,720
3,156	BRF SA (Consumer Staples)*	5,653
2,521	Caixa Seguridade Participacoes SA (Financials)	3,859
5,434	CCR SA (Industrials)	12,204
3,441	Centrais Eletricas Brasileiras SA (Utilities)	31,081
1,656	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	18,985
1,366	Cia Energetica de Minas Gerais (Utilities)	4,694
2,931	Cia Siderurgica Nacional SA (Materials)	8,093
5,857	Cosan SA (Energy)	20,081
914	CPFL Energia SA (Utilities)	6,066
2,071	CSN Mineracao SA (Materials)	1,524
359	Diagnosticos da America SA (Health Care)	1,051
1,447	Energisa SA (Utilities)	11,917
6,385	Eneva SA (Utilities)*	14,983
852	Engie Brasil Energia SA (Utilities)	6,400
4,663	Equatorial Energia SA (Utilities)	24,429
22,280	Hapvida Participacoes e Investimentos SA (Health Care)(a)	22,031
1,961	Hypera SA (Health Care)	16,572
2,193	Itau Unibanco Holding SA (Financials)	9,391
3,982	Klabin SA (Materials)	14,917
3,983	Localiza Rent a Car SA (Industrials)	45,520
4,834	Lojas Renner SA (Consumer Discretionary)	21,280
14,058	Magazine Luiza SA (Consumer Discretionary)*	9,116
1,329	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	5,795

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
4,257	Natura & Co. Holding SA (Consumer Staples)	$ 9,479
958	Neoenergia SA (Utilities)	2,891
9,303	NU Holdings Ltd., Class A (Financials)*	41,398
980	Pagseguro Digital Ltd., Class A (Information Technology)*	10,319
3,313	Petro Rio SA (Energy)*	22,711
17,944	Petroleo Brasileiro SA (Energy)	103,696
923	Porto Seguro SA (Financials)	4,249
5,620	Raia Drogasil SA (Consumer Staples)	24,633
3,855	Rede D’Or Sao Luiz SA (Health Care)(a)	22,769
5,968	Rumo SA (Industrials)	22,084
3,630	Sendas Distribuidora SA (Consumer Staples)	13,840
1,202	StoneCo Ltd., Class A (Information Technology)*	14,039
3,832	Suzano SA (Materials)	38,730
2,055	Telefonica Brasil SA (Communication Services)	14,869
3,939	TIM SA (Communication Services)	9,737
2,438	TOTVS SA (Information Technology)	14,307
3,602	Ultrapar Participacoes SA (Energy)	9,726
18,430	Vale SA (Materials)	300,379
5,515	Vibra Energia SA (Consumer Discretionary)	17,335
7,342	WEG SA (Industrials)	54,449
1,487	XP, Inc., Class A (Financials)*	26,037

		1,353,593

Chile – 0.4%
212,110	Banco de Chile (Financials)	19,939
332	Banco de Credito e Inversiones SA (Financials)	8,933
303,360	Banco Santander Chile (Financials)	11,718
6,313	Cencosud SA (Consumer Staples)	9,326
614	Cia Cervecerias Unidas SA (Consumer Staples)	3,696
83,878	Cia Sud Americana de Vapores SA (Industrials)	6,785
5,175	Empresas CMPC SA (Materials)	8,517
1,932	Empresas Copec SA (Energy)	13,417
96,751	Enel Americas SA (Utilities)	12,738
120,992	Enel Chile SA (Utilities)	5,467

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chile – (continued)
3,995	Falabella SA (Consumer Discretionary)	$ 7,087
2,290	Quinenco SA (Industrials)	6,886

		114,509

China – 28.2%
2,300	360 Security Technology, Inc., Class A (Information Technology)	2,237
700	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	1,747
200	Advanced Micro-Fabrication Equipment Inc China, Class A (Information Technology)*	2,778
400	AECC Aero-Engine Control Co. Ltd., Class A (Industrials)	1,526
816	AECC Aviation Power Co. Ltd., Class A (Industrials)	5,252
25,954	Agricultural Bank of China Ltd., Class A (Financials)	10,552
149,766	Agricultural Bank of China Ltd., Class H (Financials)	49,887
2,089	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	7,992
1,953	Air China Ltd., Class A (Industrials)*	2,884
8,307	Air China Ltd., Class H (Industrials)*	6,598
626	Airtac International Group (Industrials)	19,141
9,035	Alibaba Group Holding Ltd. ADR (Consumer Discretionary)*	791,105
4,025	Aluminum Corp. of China Ltd., Class A (Materials)	2,540
17,357	Aluminum Corp. of China Ltd., Class H (Materials)	7,271
200	Amlogic Shanghai Co. Ltd., Class A (Information Technology)*	2,132
1,793	Angang Steel Co. Ltd., Class A (Materials)	701
7,799	Angang Steel Co. Ltd., Class H (Materials)	2,228
162	Angel Yeast Co. Ltd., Class A (Consumer Staples)	997
1,200	Anhui Conch Cement Co. Ltd., Class A (Materials)	4,843
5,802	Anhui Conch Cement Co. Ltd., Class H (Materials)	20,999

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
364	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	$ 12,246
130	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	863
200	Anhui Yingjia Distillery Co. Ltd., Class A (Consumer Staples)	1,350
100	Anjoy Foods Group Co. Ltd., Class A (Consumer Staples)	2,231
5,954	ANTA Sports Products Ltd. (Consumer Discretionary)	69,338
300	Apeloa Pharmaceutical Co. Ltd., Class A (Health Care)	872
91	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	1,724
107	Asymchem Laboratories Tianjin Co. Ltd., Class H (Health Care)(a)	1,295
349	Autohome, Inc. ADR (Communication Services)	10,435
541	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	2,215
1,256	AVIC Electromechanical Systems Co. Ltd., Class A (Industrials)	1,965
2,627	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	1,265
1,343	Baidu, Inc. ADR (Communication Services)*	145,850
6,442	Bank of Beijing Co. Ltd., Class A (Financials)	3,901
1,104	Bank of Chengdu Co. Ltd., Class A (Financials)	2,392
11,977	Bank of China Ltd., Class A (Financials)	5,326
404,801	Bank of China Ltd., Class H (Financials)	143,655
11,844	Bank of Communications Co. Ltd., Class A (Financials)	7,892
35,636	Bank of Communications Co. Ltd., Class H (Financials)	20,134
1,739	Bank of Hangzhou Co. Ltd., Class A (Financials)	3,246
4,270	Bank of Jiangsu Co. Ltd., Class A (Financials)	4,467
2,940	Bank of Nanjing Co. Ltd., Class A (Financials)	4,304

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,914	Bank of Ningbo Co. Ltd., Class A (Financials)	$ 8,676
4,260	Bank of Shanghai Co. Ltd., Class A (Financials)	3,590
1,948	Bank of Zhengzhou Co. Ltd., Class A (Financials)*	682
6,595	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	5,251
2,500	BBMG Corp., Class A (Materials)	942
345	BeiGene Ltd. ADR (Health Care)*	66,105
1,300	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)*	1,710
100	Beijing Easpring Material Technology Co. Ltd., Class A (Industrials)	865
800	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	935
2,426	Beijing Enterprises Holdings Ltd. (Utilities)	7,677
20,271	Beijing Enterprises Water Group Ltd. (Utilities)	5,376
200	Beijing Kingsoft Office Software, Inc., Class A (Information Technology)	7,222
383	Beijing New Building Materials PLC, Class A (Industrials)	1,419
700	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A (Materials)	3,250
900	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	648
420	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	880
700	Beijing Shougang Co. Ltd., Class A (Materials)	398
468	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	1,465
400	Beijing Tongrentang Co. Ltd., Class A (Health Care)	2,775
145	Beijing United Information Technology Co. Ltd., Class A (Industrials)	2,111
145	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)	3,333
14,400	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	10,022

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
100	Bethel Automotive Safety Systems Co. Ltd., Class A (Consumer Discretionary)	$ 1,198
100	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)	714
165	BGI Genomics Co. Ltd., Class A (Health Care)	1,398
1,157	Bilibili, Inc. ADR (Communication Services)*(b)	20,086
200	Bloomage Biotechnology Corp. Ltd., Class A (Health Care)	3,061
6,189	Blue Moon Group Holdings Ltd. (Consumer Staples)(a)	4,298
17,484	BOC Hong Kong Holdings Ltd. (Financials)	55,439
700	BOC International China Co. Ltd., Class A (Financials)	1,113
11,022	BOE Technology Group Co. Ltd., Class A (Information Technology)	5,570
487	BYD Co. Ltd., Class A (Consumer Discretionary)	17,842
4,333	BYD Co. Ltd., Class H (Consumer Discretionary)	106,306
554	By-health Co. Ltd., Class A (Consumer Staples)	1,556
1,304	Caitong Securities Co. Ltd., Class A (Financials)	1,394
421	CanSino Biologics, Inc., Class H (Health Care)(a)	5,364
1,600	CECEP Wind-Power Corp., Class A (Utilities)	915
4,300	CGN Power Co. Ltd., Class A (Utilities)	1,669
50,045	CGN Power Co. Ltd., Class H (Utilities)(a)	12,118
100	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	2,387
1,588	Changjiang Securities Co. Ltd., Class A (Financials)	1,260
100	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A (Consumer Discretionary)	1,863
519	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	2,211
300	Chengxin Lithium Group Co. Ltd., Class A (Materials)	1,795

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
500	Chifeng Jilong Gold Mining Co. Ltd., Class A (Materials)*	$ 1,391
800	China Baoan Group Co. Ltd., Class A (Industrials)	1,479
12,635	China Bohai Bank Co. Ltd., Class H (Financials)(a)	1,829
44,304	China Cinda Asset Management Co. Ltd., Class H (Financials)	5,790
1,728	China CITIC Bank Corp. Ltd., Class A (Financials)	1,227
46,780	China CITIC Bank Corp. Ltd., Class H (Financials)	20,737
1,239	China Coal Energy Co. Ltd., Class A (Energy)	1,697
10,202	China Coal Energy Co. Ltd., Class H (Energy)	9,358
6,992	China Conch Venture Holdings Ltd. (Industrials)	15,891
2,822	China Construction Bank Corp., Class A (Financials)	2,227
451,971	China Construction Bank Corp., Class H (Financials)	272,729
1,300	China CSSC Holdings Ltd., Class A (Industrials)	4,605
2,332	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	1,761
10,452	China Eastern Airlines Corp. Ltd., Class H (Industrials)*	3,883
9,800	China Energy Engineering Corp. Ltd. (Industrials)	3,390
37,290	China Energy Engineering Corp. Ltd., Class H (Industrials)	4,539
12,273	China Everbright Bank Co. Ltd., Class A (Financials)	5,181
35,568	China Everbright Bank Co. Ltd., Class H (Financials)	10,572
17,102	China Everbright Environment Group Ltd. (Industrials)	7,822
14,770	China Evergrande Group (Real Estate)*(c)	—
11,416	China Feihe Ltd. (Consumer Staples)(a)	9,258
1,239	China Galaxy Securities Co. Ltd., Class A (Financials)	1,735

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
17,854	China Galaxy Securities Co. Ltd., Class H (Financials)	$ 8,829
700	China Great Wall Securities Co. Ltd., Class A (Financials)	862
909	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)	1,534
14,093	China Hongqiao Group Ltd. (Materials)	13,054
500	China International Capital Corp. Ltd., Class A (Financials)	2,710
7,509	China International Capital Corp. Ltd., Class H (Financials)(a)	13,988
831	China International Marine Containers Group Co. Ltd., Class A (Industrials)	872
32,443	China Jinmao Holdings Group Ltd. (Real Estate)	7,606
1,187	China Jushi Co. Ltd., Class A (Materials)	2,406
4,731	China Lesso Group Holdings Ltd. (Industrials)	5,752
584	China Life Insurance Co. Ltd., Class A (Financials)	2,980
36,255	China Life Insurance Co. Ltd., Class H (Financials)	55,087
1,829	China Literature Ltd. (Communication Services)*(a)	6,526
1,500	China Longyuan Power Group Corp. Ltd., Class A (Utilities)	4,182
16,273	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	19,847
6,041	China Merchants Bank Co. Ltd., Class A (Financials)	29,815
20,039	China Merchants Bank Co. Ltd., Class H (Financials)	100,638
2,400	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	2,226
700	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A (Industrials)	777
6,336	China Merchants Port Holdings Co. Ltd. (Industrials)	9,205
2,194	China Merchants Securities Co. Ltd., Class A (Financials)	4,181

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,900	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	$ 4,104
10,400	China Minsheng Banking Corp. Ltd., Class A (Financials)	5,168
35,151	China Minsheng Banking Corp. Ltd., Class H (Financials)	12,114
19,103	China National Building Material Co. Ltd., Class H (Materials)	16,789
1,800	China National Chemical Engineering Co. Ltd., Class A (Industrials)	2,140
5,500	China National Nuclear Power Co. Ltd., Class A (Utilities)	4,845
1,076	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	3,975
300	China Oilfield Services Ltd., Class A (Energy)	750
8,824	China Oilfield Services Ltd., Class H (Energy)	11,067
23,410	China Overseas Land & Investment Ltd. (Real Estate)	63,282
1,939	China Pacific Insurance Group Co. Ltd., Class A (Financials)	6,663
12,638	China Pacific Insurance Group Co. Ltd., Class H (Financials)	28,529
10,283	China Petroleum & Chemical Corp., Class A (Energy)	6,576
121,121	China Petroleum & Chemical Corp., Class H (Energy)	56,949
24,256	China Power International Development Ltd. (Utilities)	9,323
6,026	China Railway Group Ltd., Class A (Industrials)	5,002
19,484	China Railway Group Ltd., Class H (Industrials)	10,958
1,851	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	1,228
300	China Rare Earth Resources And Technology Co. Ltd., Class A (Materials)*	1,388
6,982	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	47,900

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
10,707	China Resources Cement Holdings Ltd. (Materials)	$ 5,775
4,340	China Resources Gas Group Ltd. (Utilities)	15,291
14,041	China Resources Land Ltd. (Real Estate)	64,759
300	China Resources Microelectronics Ltd., Class A (Information Technology)	2,249
2,670	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(a)	12,639
7,608	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	6,238
8,657	China Resources Power Holdings Co. Ltd. (Utilities)	15,949
300	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	2,508
1,934	China Shenhua Energy Co. Ltd., Class A (Energy)	8,341
16,456	China Shenhua Energy Co. Ltd., Class H (Energy)	50,598
1,207	China Southern Airlines Co. Ltd., Class A (Industrials)*	1,269
10,200	China Southern Airlines Co. Ltd., Class H (Industrials)*	6,037
12,300	China State Construction Engineering Corp. Ltd., Class A (Industrials)	10,210
8,601	China State Construction International Holdings Ltd. (Industrials)	10,303
500	China Suntien Green Energy Corp. Ltd., Class A (Energy)	764
9,174	China Suntien Green Energy Corp. Ltd., Class H (Energy)(b)	3,796
6,828	China Taiping Insurance Holdings Co. Ltd. (Financials)	6,928
8,400	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	6,878
522	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	14,553
375	China Tourism Group Duty Free Corp. Ltd., Class H (Consumer Discretionary)*(a)	9,426
227,351	China Tower Corp. Ltd., Class H (Communication Services)(a)	24,467

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
9,300	China United Network Communications Ltd., Class A (Communication Services)	$ 5,790
2,912	China Vanke Co. Ltd., Class A (Real Estate)	7,667
9,289	China Vanke Co. Ltd., Class H (Real Estate)	19,112
6,693	China Yangtze Power Co. Ltd., Class A (Utilities)	20,050
200	China Zhenhua Group Science & Technology Co. Ltd., Class A (Information Technology)	3,223
5,397	China Zheshang Bank Co. Ltd., Class A (Financials)*	2,248
181	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	2,811
4,313	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	8,189
2,800	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	1,431
11,359	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	3,798
430	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	5,491
31,202	CITIC Ltd. (Industrials)	31,940
200	Citic Pacific Special Steel Group Co. Ltd., Class A (Materials)	505
3,560	CITIC Securities Co. Ltd., Class A (Financials)	9,961
11,119	CITIC Securities Co. Ltd., Class H (Financials)	22,165
5,548	CMOC Group Ltd., Class A (Materials)	3,650
18,364	CMOC Group Ltd., Class H (Materials)	8,493
100	CNGR Advanced Material Co. Ltd., Class A (Materials)	1,069
1,100	CNPC Capital Co. Ltd., Class A (Industrials)	1,079
726	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	39,459
2,900	COSCO SHIPPING Development Co. Ltd., Class A (Industrials)	1,073
1,100	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)*	2,388
6,312	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)*	5,604

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,741	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	$ 6,670
15,357	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	16,586
43,500	Country Garden Holdings Co. Ltd. (Real Estate)(b)	16,775
9,320	Country Garden Services Holdings Co. Ltd. (Real Estate)	22,830
7,400	CRRC Corp. Ltd., Class A (Industrials)	5,599
22,110	CRRC Corp. Ltd., Class H (Industrials)	9,064
1,100	CSC Financial Co. Ltd., Class A (Financials)	3,815
4,430	CSC Financial Co. Ltd., Class H (Financials)(a)	3,905
10,008	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	4,731
4,400	Daqin Railway Co. Ltd., Class A (Industrials)	4,255
224	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	1,335
1,793	Datang International Power Generation Co. Ltd., Class A (Utilities)*	757
15,662	Datang International Power Generation Co. Ltd., Class H (Utilities)*	2,588
900	DHC Software Co. Ltd., Class A (Information Technology)	756
200	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	1,076
195	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	1,066
744	Dongfang Electric Corp. Ltd., Class A (Industrials)	2,538
1,657	Dongfang Electric Corp. Ltd., Class H (Industrials)	2,964
14,005	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	7,841
944	Dongxing Securities Co. Ltd., Class A (Financials)	1,099
3,791	East Money Information Co. Ltd., Class A (Financials)	9,901
100	Eastroc Beverage Group Co. Ltd., Class A (Consumer Staples)	2,414
100	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	1,017

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,731	ENN Energy Holdings Ltd. (Utilities)	$ 52,341
900	ENN Natural Gas Co. Ltd., Class A (Utilities)	2,363
593	Eve Energy Co. Ltd., Class A (Industrials)	6,944
1,168	Everbright Securities Co. Ltd., Class A (Financials)	2,666
12,467	Evergrande Property Services Group Ltd. (Real Estate)*(a)(c)	—
1,381	Fangda Carbon New Material Co. Ltd., Class A (Industrials)*	1,256
719	FAW Jiefang Group Co. Ltd., Class A (Consumer Discretionary)	821
1,300	First Capital Securities Co. Ltd., Class A (Financials)	1,101
344	Flat Glass Group Co. Ltd., Class A (Information Technology)	1,709
2,076	Flat Glass Group Co. Ltd., Class H (Information Technology)	5,359
4,243	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	3,588
1,020	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)	10,132
2,347	Founder Securities Co. Ltd., Class A (Financials)	2,246
2,952	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	3,813
325	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	1,150
4,489	Full Truck Alliance Co. Ltd. ADR (Industrials)*	38,291
584	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	3,061
2,956	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(a)	12,914
200	Gan & Lee Pharmaceuticals Co. Ltd., Class A (Health Care)	963
520	Ganfeng Lithium Group Co. Ltd., Class A (Materials)	5,946
1,702	Ganfeng Lithium Group Co. Ltd., Class H (Materials)(a)	14,784
5,400	GD Power Development Co. Ltd., Class A (Utilities)*	3,453

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
875	GDS Holdings Ltd. ADR (Information Technology)*(b)	$ 13,913
1,400	GEM Co. Ltd., Class A (Materials)	1,611
1,263	Gemdale Corp., Class A (Real Estate)	2,086
6,202	Genscript Biotech Corp. (Health Care)*	15,701
1,791	GF Securities Co. Ltd., Class A (Financials)	4,048
6,097	GF Securities Co. Ltd., Class H (Financials)	8,842
182	GigaDevice Semiconductor, Inc., Class A (Information Technology)	2,590
150	Ginlong Technologies Co. Ltd., Class A (Industrials)*	4,187
974	GoerTek, Inc., Class A (Information Technology)	2,494
400	Gotion High-tech Co. Ltd., Class A (Industrials)	1,807
684	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	3,088
14,388	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	20,793
1,600	Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Discretionary)	7,266
4,099	Greentown China Holdings Ltd. (Real Estate)	6,963
454	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	3,626
13,661	Guangdong Investment Ltd. (Utilities)	12,531
100	Guangdong Kinlong Hardware Products Co. Ltd., Class A (Industrials)	1,467
2,000	Guanghui Energy Co. Ltd., Class A (Energy)	3,021
736	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	1,280
13,763	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	9,804
390	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	1,614
1,071	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)	2,861
100	Guangzhou Great Power Energy & Technology Co. Ltd., Class A (Industrials)	1,076
181	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	1,743

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
195	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)	$ 1,688
600	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	3,808
845	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A (Financials)	763
1,433	Guosen Securities Co. Ltd., Class A (Financials)	1,847
2,148	Guotai Junan Securities Co. Ltd., Class A (Financials)	4,242
4,036	Guotai Junan Securities Co. Ltd., Class H (Financials)(a)	4,700
1,401	Guoyuan Securities Co. Ltd., Class A (Financials)	1,375
713	H World Group Ltd. ADR (Consumer Discretionary)	27,294
7,099	Haidilao International Holding Ltd. (Consumer Discretionary)*(a)	17,389
1,795	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	6,216
11,160	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	36,602
2,992	Haitong Securities Co. Ltd., Class A (Financials)	3,776
13,998	Haitong Securities Co. Ltd., Class H (Financials)	8,608
253	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	948
900	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A (Real Estate)	1,423
200	Hangzhou Chang Chuan Technology Co. Ltd., Class A (Information Technology)	1,628
411	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	3,487
200	Hangzhou Lion Electronics Co. Ltd., Class A (Information Technology)	1,309
300	Hangzhou Oxygen Plant Group Co. Ltd., Class A (Materials)	1,746
260	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	954
300	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)	1,550

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
215	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)	$ 2,689
600	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)(a)	5,665
5,224	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(a)	9,878
200	Haohua Chemical Science & Technology Co. Ltd., Class A (Materials)	1,170
700	Henan Shenhuo Coal & Power Co. Ltd., Class A (Materials)	1,658
900	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	3,209
2,972	Hengan International Group Co. Ltd. (Consumer Staples)	13,688
500	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	1,379
1,799	Hengli Petrochemical Co. Ltd., Class A (Materials)	4,267
700	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	1,621
1,297	Hengyi Petrochemical Co. Ltd., Class A (Materials)	1,313
3,946	Hesteel Co. Ltd., Class A (Materials)	1,359
130	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	1,846
180	Hongfa Technology Co. Ltd., Class A (Industrials)	882
200	Hoshine Silicon Industry Co. Ltd., Class A (Materials)	2,524
3,697	Hua Hong Semiconductor Ltd. (Information Technology)*(a)	12,741
1,967	Huadian Power International Corp. Ltd., Class A (Utilities)	1,638
8,562	Huadian Power International Corp. Ltd., Class H (Utilities)	3,302
519	Huadong Medicine Co. Ltd., Class A (Health Care)	3,020
1,200	Huafon Chemical Co. Ltd., Class A (Materials)	1,228
700	Huaibei Mining Holdings Co. Ltd., Class A (Materials)	1,420

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
619	Hualan Biological Engineering, Inc., Class A (Health Care)	$ 1,788
1,493	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	1,423
2,177	Huaneng Power International, Inc., Class A (Utilities)*	2,382
18,682	Huaneng Power International, Inc., Class H (Utilities)*	8,616
2,300	Huatai Securities Co. Ltd., Class A (Financials)	4,244
6,204	Huatai Securities Co. Ltd., Class H (Financials)(a)	7,161
879	Huaxi Securities Co. Ltd., Class A (Financials)	1,059
3,759	Huaxia Bank Co. Ltd., Class A (Financials)	2,781
400	Huaxin Cement Co. Ltd., Class A (Materials)	876
901	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	2,348
1,200	Hubei Energy Group Co. Ltd., Class A (Utilities)	752
300	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	1,297
200	Huizhou Desay Sv Automotive Co. Ltd., Class A (Consumer Discretionary)	3,106
400	Humanwell Healthcare Group Co. Ltd., Class A (Health Care)	1,268
2,200	Hunan Valin Steel Co. Ltd., Class A (Materials)	1,491
560	Hundsun Technologies, Inc., Class A (Information Technology)	3,159
698	Iflytek Co. Ltd., Class A (Information Technology)	3,178
100	Imeik Technology Development Co. Ltd., Class A (Health Care)	6,771
18,818	Industrial & Commercial Bank of China Ltd., Class A (Financials)	11,423
380,668	Industrial & Commercial Bank of China Ltd., Class H (Financials)	190,688
6,180	Industrial Bank Co. Ltd., Class A (Financials)	15,442
1,977	Industrial Securities Co. Ltd., Class A (Financials)*	1,697

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
100	Ingenic Semiconductor Co. Ltd., Class A (Information Technology)	$ 1,114
13,346	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)	3,749
1,420	Inner Mongolia ERDOS Resources Co. Ltd., Class A (Materials)	3,242
2,467	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	1,463
1,834	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	7,470
6,324	Inner Mongolia Yitai Coal Co. Ltd., Class H (Energy)	8,961
1,100	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A (Materials)	1,261
4,140	Innovent Biologics, Inc. (Health Care)*(a)	16,257
400	Inspur Electronic Information Industry Co. Ltd., Class A (Information Technology)	1,254
1,464	iQIYI, Inc. ADR (Communication Services)*	4,348
706	JA Solar Technology Co. Ltd., Class A (Information Technology)	5,801
215	Jafron Biomedical Co. Ltd., Class A (Health Care)	961
260	Jason Furniture Hangzhou Co. Ltd., Class A (Consumer Discretionary)	1,321
500	JCET Group Co. Ltd., Class A (Information Technology)	1,765
2,303	JD Health International, Inc. (Consumer Discretionary)*(a)	20,093
8,456	JD Logistics, Inc. (Industrials)*(a)	15,123
5,661	JD.com, Inc. ADR (Consumer Discretionary)	323,696
1,200	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)	2,250
300	Jiangsu Expressway Co. Ltd., Class A (Industrials)	340
5,954	Jiangsu Expressway Co. Ltd., Class H (Industrials)	5,370
392	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	3,640
1,900	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	10,683

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
325	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)	$ 1,926
460	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A (Consumer Staples)	9,181
100	Jiangsu Yangnong Chemical Co. Ltd., Class A (Materials)	1,494
260	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	1,349
900	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	2,121
684	Jiangxi Copper Co. Ltd., Class A (Materials)	1,678
5,472	Jiangxi Copper Co. Ltd., Class H (Materials)	7,922
500	Jiangxi Special Electric Motor Co. Ltd., Class A (Industrials)*	1,435
100	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	1,674
140	Joinn Laboratories China Co. Ltd., Class A (Health Care)	1,149
303	Joinn Laboratories China Co. Ltd., Class H (Health Care)(a)	1,403
600	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	1,143
200	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)	1,043
200	Juewei Food Co. Ltd., Class A (Consumer Staples)	1,615
600	Juneyao Airlines Co. Ltd., Class A (Industrials)*	1,332
1,071	Kanzhun Ltd. ADR (Communication Services)*	20,156
2,946	KE Holdings, Inc. ADR (Real Estate)*	49,846
600	Keda Industrial Group Co. Ltd. (Industrials)	1,354
13,567	Kingdee International Software Group Co. Ltd. (Information Technology)*	22,387
800	Kingfa Sci & Tech Co. Ltd., Class A (Materials)	1,136
4,127	Kingsoft Corp. Ltd. (Communication Services)	12,954
4,396	Kuaishou Technology (Communication Services)*(a)	31,849

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
668	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)*	$ 1,654
17,896	Kunlun Energy Co. Ltd. (Utilities)	13,756
414	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	93,454
719	LB Group Co. Ltd., Class A (Materials)	1,815
34,222	Lenovo Group Ltd. (Information Technology)	28,849
1,478	Lens Technology Co. Ltd., Class A (Information Technology)	2,218
600	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	1,919
200	Levima Advanced Materials Corp., Class A (Materials)	851
2,704	Li Auto, Inc. ADR (Consumer Discretionary)*	59,488
11,415	Li Ning Co. Ltd. (Consumer Discretionary)	89,574
5,500	Liaoning Port Co. Ltd., Class A (Industrials)	1,273
2,000	Lingyi iTech Guangdong Co., Class A (Information Technology)*	1,389
130	Livzon Pharmaceutical Group, Inc., Class A (Health Care)	694
10,005	Longfor Group Holdings Ltd. (Real Estate)(a)(b)	30,186
2,175	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	14,057
11,234	Lufax Holding Ltd. ADR (Financials)	20,895
600	Luxi Chemical Group Co. Ltd., Class A (Materials)	1,122
2,080	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	9,076
393	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	10,320
554	Mango Excellent Media Co. Ltd., Class A (Communication Services)	1,969
160	Maxscend Microelectronics Co. Ltd., Class A (Information Technology)	2,600
1,200	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)*	903
20,637	Meituan, Class B (Consumer Discretionary)*(a)	432,543
5,518	Metallurgical Corp. of China Ltd., Class A (Industrials)	2,594

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
13,988	Metallurgical Corp. of China Ltd., Class H (Industrials)	$ 3,136
3,224	Microport Scientific Corp. (Health Care)*	7,550
600	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	2,268
300	Montage Technology Co. Ltd., Class A (Information Technology)	2,850
1,514	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	10,274
390	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	966
1,100	Nanjing Securities Co. Ltd., Class A (Financials)	1,325
1,954	NARI Technology Co. Ltd., Class A (Industrials)	7,329
800	National Silicon Industry Group Co. Ltd., Class A (Information Technology)*	2,175
130	NAURA Technology Group Co. Ltd., Class A (Information Technology)	4,091
700	NavInfo Co. Ltd., Class A (Information Technology)	1,164
1,830	NetEase, Inc. ADR (Communication Services)	130,150
619	New China Life Insurance Co. Ltd., Class A (Financials)	2,506
4,674	New China Life Insurance Co. Ltd., Class H (Financials)	10,910
1,400	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)*	2,692
744	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	21,383
425	Ninestar Corp., Class A (Information Technology)	3,242
100	Ningbo Deye Technology Co. Ltd., Class A (Industrials)	5,125
200	Ningbo Orient Wires & Cables Co. Ltd., Class A (Industrials)	2,004
200	Ningbo Ronbay New Energy Technology Co. Ltd., Class A (Industrials)	2,180
600	Ningbo Shanshan Co. Ltd., Class A (Materials)	1,631

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
344	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	$ 3,278
5,288	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)	2,762
1,450	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	2,706
7,264	NIO, Inc. ADR (Consumer Discretionary)*	92,834
8,614	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(a)	49,772
600	Offcn Education Technology Co. Ltd., Class A (Consumer Discretionary)*	419
900	OFILM Group Co. Ltd., Class A (Information Technology)*	648
91	Oppein Home Group, Inc., Class A (Consumer Discretionary)	1,400
1,817	Orient Securities Co. Ltd., Class A (Financials)	2,291
4,477	Orient Securities Co. Ltd., Class H (Financials)(a)	2,139
200	Ovctek China, Inc., Class A (Health Care)	889
2,700	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (Materials)*	2,062
2,300	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	1,760
42,797	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	14,365
600	Perfect World Co. Ltd., Class A (Communication Services)	1,151
12,972	PetroChina Co. Ltd., Class A (Energy)	9,596
102,799	PetroChina Co. Ltd., Class H (Energy)	46,622
247	Pharmaron Beijing Co. Ltd., Class A (Health Care)	2,236
880	Pharmaron Beijing Co. Ltd., Class H (Health Care)(a)	5,006
33,837	PICC Property & Casualty Co. Ltd., Class H (Financials)	34,073
2,476	Pinduoduo, Inc. ADR (Consumer Discretionary)*	203,131
5,713	Ping An Bank Co. Ltd., Class A (Financials)	10,509
3,200	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	20,306

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
30,243	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	$ 185,011
700	Pingdingshan Tianan Coal Mining Co. Ltd., Class A (Energy)	1,217
3,500	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	8,227
709	Poly Property Services Co. Ltd., Class H (Real Estate)	4,178
1,000	Pop Mart International Group Ltd. (Consumer Discretionary)(a)	2,222
8,106	Postal Savings Bank of China Co. Ltd., Class A (Financials)	5,104
62,816	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	37,663
4,520	Power Construction Corp. of China Ltd., Class A (Industrials)	4,875
1,600	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	5,712
200	Raytron Technology Co. Ltd., Class A (Information Technology)	1,144
286	Red Star Macalline Group Corp. Ltd., Class A (Real Estate)	195
532	Remegen Co. Ltd., Class H (Health Care)*(a)	3,370
100	Rockchip Electronics Co. Ltd., Class A (Information Technology)	1,091
2,872	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	5,023
2,203	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	4,721
165	Sangfor Technologies, Inc., Class A (Information Technology)	2,614
2,479	Sany Heavy Industry Co. Ltd., Class A (Industrials)	5,568
782	Satellite Chemical Co. Ltd., Class A (Materials)	1,606
1,906	SDIC Power Holdings Co. Ltd., Class A (Utilities)	2,960
634	Seazen Holdings Co. Ltd., Class A (Real Estate)*	2,039
1,444	SF Holding Co. Ltd., Class A (Industrials)	10,804
150	SG Micro Corp., Class A (Information Technology)	3,748

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,762	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	$ 7,865
700	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A (Energy)	1,669
1,100	Shandong Gold Mining Co. Ltd., Class A (Materials)	3,176
3,718	Shandong Gold Mining Co. Ltd., Class H (Materials)(a)	7,259
620	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	2,916
400	Shandong Linglong Tyre Co. Ltd., Class A (Consumer Discretionary)	1,134
3,700	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	1,828
11,796	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	17,138
196	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)	1,004
1,719	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	9,557
3,367	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	2,015
14,027	Shanghai Electric Group Co. Ltd., Class H (Industrials)*	3,289
584	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	3,059
2,309	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	7,632
1,319	Shanghai Fudan Microelectronics Group Co. Ltd., Class H (Information Technology)	6,159
700	Shanghai International Airport Co. Ltd., Class A (Industrials)*	5,483
2,232	Shanghai International Port Group Co. Ltd., Class A (Industrials)	1,717
300	Shanghai Jinjiang International Hotels Co. Ltd., Class A (Consumer Discretionary)	2,351
200	Shanghai Junshi Biosciences Co. Ltd., Class A (Health Care)*	1,866
765	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(a)	3,381
712	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	1,270

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,484	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	$ 4,992
260	Shanghai M&G Stationery, Inc., Class A (Industrials)	1,754
1,139	Shanghai MicroPort MedBot Group Co. Ltd. (Health Care)*	4,363
684	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	1,868
3,403	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	5,642
8,585	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	8,750
426	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	3,338
2,200	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	1,721
2,800	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	2,336
1,368	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	1,406
1,200	Shanxi Coking Coal Energy Group Co. Ltd., Class A (Energy)	2,229
900	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (Energy)	2,423
1,304	Shanxi Meijin Energy Co. Ltd., Class A (Materials)	1,810
1,653	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	1,052
373	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	13,483
700	Shengyi Technology Co. Ltd., Class A (Information Technology)	1,491
100	Shennan Circuits Co. Ltd., Class A (Information Technology)	1,066
6,167	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	3,596
180	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	1,010
100	Shenzhen Dynanonic Co. Ltd., Class A (Materials)	3,193

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,100	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	$ 955
200	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	387
736	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	7,300
312	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	1,515
100	Shenzhen Kedali Industry Co. Ltd., Class A (Consumer Discretionary)	1,360
360	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	16,497
2,703	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Consumer Discretionary)	2,232
100	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	1,814
200	Shenzhen Transsion Holdings Co. Ltd., Class A (Information Technology)	2,195
3,885	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	34,667
500	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	3,169
894	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	1,506
390	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	1,298
1,300	Sichuan Road and Bridge Group Co. Ltd., Class A (Industrials)	2,153
100	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	885
300	Sichuan Yahua Industrial Group Co. Ltd., Class A (Materials)	1,158
1,109	Sinolink Securities Co. Ltd., Class A (Financials)	1,415
400	Sinoma Science & Technology Co. Ltd., Class A (Materials)	1,315
100	Sinomine Resource Group Co. Ltd., Class A (Materials)	1,098
1,923	Sinopec Oilfield Service Corp., Class A (Energy)*	543
1,700	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)	790

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
17,575	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)	$ 2,882
6,580	Sinopharm Group Co. Ltd., Class H (Health Care)	15,545
1,134	Sinotrans Ltd., Class A (Industrials)	640
9,287	Sinotrans Ltd., Class H (Industrials)	2,975
3,229	Sinotruk Hong Kong Ltd. (Industrials)	4,186
100	Skshu Paint Co. Ltd., Class A (Materials)*	1,700
5,424	Smoore International Holdings Ltd. (Consumer Staples)(a)(b)	8,297
800	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	1,603
1,368	SooChow Securities Co. Ltd., Class A (Financials)	1,334
100	StarPower Semiconductor Ltd., Class A (Information Technology)	4,772
11,569	Sunac China Holdings Ltd. (Real Estate)*(c)	3,394
400	Sungrow Power Supply Co. Ltd., Class A (Industrials)	6,494
3,288	Sunny Optical Technology Group Co. Ltd. (Information Technology)	38,291
406	Sunwoda Electronic Co. Ltd., Class A (Industrials)	1,387
400	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	1,463
100	Suzhou Maxwell Technologies Co. Ltd., Class A (Industrials)	6,070
200	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A (Materials)	1,719
700	Tangshan Jidong Cement Co. Ltd., Class A (Materials)	860
1,104	TBEA Co. Ltd., Class A (Industrials)	3,351
4,069	TCL Technology Group Corp., Class A (Consumer Discretionary)	2,309
944	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A (Information Technology)	5,540
29,535	Tencent Holdings Ltd. (Communication Services)	1,086,728
4,080	Tencent Music Entertainment Group, 02/28/23 ADR (Communication Services)*	28,601

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
100	Thunder Software Technology Co. Ltd., Class A (Information Technology)	$ 1,616
684	Tianma Microelectronics Co. Ltd., Class A (Information Technology)	885
400	Tianqi Lithium Corp., Class A (Materials)*	5,090
508	Tianqi Lithium Corp., Class H (Materials)*	4,230
1,400	Tianshan Aluminum Group Co. Ltd., Class A (Materials)	1,413
8,980	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	14,680
254	Toly Bread Co. Ltd., Class A (Consumer Staples)	469
5,364	Tongcheng Travel Holdings Ltd. (Consumer Discretionary)*	11,463
700	Tongkun Group Co. Ltd., Class A (Materials)	1,400
3,300	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)	1,365
1,309	Tongwei Co. Ltd., Class A (Consumer Staples)	8,005
65	Topchoice Medical Corp., Class A (Health Care)*	1,161
11,844	Topsports International Holdings Ltd., 02/28/23 (Consumer Discretionary)(a)	7,541
4,716	TravelSky Technology Ltd., Class H (Information Technology)	9,486
600	Trina Solar Co. Ltd., Class A (Information Technology)	5,463
3,127	Trip.com Group Ltd., 02/28/23 ADR (Consumer Discretionary)*	99,908
195	Tsingtao Brewery Co. Ltd., Class A, 02/28/23 (Consumer Staples)	2,789
3,191	Tsingtao Brewery Co. Ltd., Class H, 02/28/23 (Consumer Staples)	29,803
226	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)	4,195
5,813	Uni-President China Holdings Ltd., 02/28/23 (Consumer Staples)	5,094
800	Unisplendour Corp. Ltd., Class A (Information Technology)	2,132
300	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	751

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,667	Vipshop Holdings Ltd., 02/28/23 ADR (Consumer Discretionary)*	$ 29,737
454	Walvax Biotechnology Co. Ltd., Class A (Health Care)	2,709
943	Wanhua Chemical Group Co. Ltd., Class A (Materials)	11,915
20,958	Want Want China Holdings Ltd. (Consumer Staples)	14,231
383	Weibo Corp. ADR (Communication Services)*	6,105
2,112	Weichai Power Co. Ltd., Class A (Industrials)	3,199
9,467	Weichai Power Co. Ltd., Class H (Industrials)	12,517
200	Weihai Guangwei Composites Co. Ltd., Class A (Materials)	2,007
2,000	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	5,071
700	Western Mining Co. Ltd., Class A (Materials)	1,077
1,339	Western Securities Co. Ltd., Class A (Financials)	1,212
200	Western Superconducting Technologies Co. Ltd., Class A (Materials)	2,763
200	Westone Information Industry, Inc., Class A (Information Technology)	995
298	Will Semiconductor Co. Ltd. Shanghai, Class A (Information Technology)	3,420
325	Wingtech Technology Co. Ltd., Class A (Information Technology)	2,527
928	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)	1,537
1,143	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	25,311
600	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	1,074
787	WuXi AppTec Co. Ltd., Class A (Health Care)	8,666
1,695	WuXi AppTec Co. Ltd., Class H (Health Care)(a)	16,677
17,581	Wuxi Biologics Cayman, Inc., 02/28/23 (Health Care)*(a)	112,957

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
500	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Industrials)	$ 3,089
140	Wuxi Shangji Automation Co. Ltd., Class A (Industrials)	2,301
2,902	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	2,159
800	Xiamen C & D, Inc., Class A (Industrials)	1,758
100	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	2,231
400	Xiamen Tungsten Co. Ltd., Class A (Materials)	1,215
72,252	Xiaomi Corp., Class B (Information Technology)*(a)	95,528
939	Xinjiang Goldwind Science & Technology Co. Ltd., Class A (Industrials)	1,526
3,769	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (Industrials)	4,051
20,518	Xinyi Solar Holdings Ltd. (Information Technology)	23,684
3,120	XPeng, Inc. ADR (Consumer Discretionary)*(b)	33,727
5,444	Yadea Group Holdings Ltd. (Consumer Discretionary)(a)	10,239
100	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A (Information Technology)	799
649	Yankuang Energy Group Co. Ltd., Class A, 02/28/23 (Energy)	3,718
6,619	Yankuang Energy Group Co. Ltd., Class H (Energy)	21,921
200	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	882
295	Yealink Network Technology Corp. Ltd., Class A (Information Technology)	2,650
218	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	2,004
400	Yihai Kerry Arawana Holdings Co. Ltd., Class A (Consumer Staples)	2,329
800	Yintai Gold Co. Ltd., Class A (Materials)	1,615
100	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	1,486
928	Yonyou Network Technology Co. Ltd., Class A (Information Technology)	3,001

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
800	YTO Express Group Co. Ltd., Class A (Industrials)	$ 2,193
900	Yunda Holding Co. Ltd., Class A (Industrials)	1,563
900	Yunnan Aluminium Co. Ltd., Class A (Materials)	1,352
501	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	4,002
100	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A (Consumer Staples)	1,789
295	Yunnan Energy New Material Co. Ltd., Class A (Materials)	5,182
500	Yunnan Tin Co. Ltd., Class A (Materials)	948
500	Yunnan Yuntianhua Co. Ltd., Class A (Materials)*	1,493
359	Zai Lab Ltd., 02/28/23 ADR (Health Care)*	13,843
400	Zangge Mining Co. Ltd., Class A, 02/28/23 (Materials)	1,738
130	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	4,679
1,300	Zhefu Holding Group Co. Ltd., Class A (Industrials)	756
2,300	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)*	1,279
649	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	2,635
809	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	1,357
100	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	717
6,986	Zhejiang Expressway Co. Ltd., Class H (Industrials)	5,191
400	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	1,146
422	Zhejiang Huayou Cobalt Co. Ltd., Class A (Materials)	3,724
400	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	3,642
200	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Health Care)	1,118
800	Zhejiang Juhua Co. Ltd., Class A (Materials)	1,903

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
950	Zhejiang NHU Co. Ltd., Class A, 02/28/23 (Health Care)	$ 2,642
1,000	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	3,106
200	Zhejiang Supcon Technology Co. Ltd., Class A (Information Technology)	2,567
100	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	647
390	Zhejiang Weiming Environment Protection Co. Ltd., Class A (Industrials)	1,123
500	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	1,532
200	Zhejiang Yongtai Technology Co. Ltd., Class A (Materials)	729
1,222	Zheshang Securities Co. Ltd., Class A (Financials)	1,844
4,419	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(a)	11,379
200	Zhongji Innolight Co. Ltd., Class A, 02/28/23 (Information Technology)	808
3,168	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	16,154
1,700	Zhongtai Securities Co. Ltd., Class A (Financials)	1,654
2,684	Zhuzhou CRRC Times Electric Co. Ltd. (Industrials)	12,345
200	Zhuzhou CRRC Times Electric Co. Ltd., Class A (Industrials)	1,571
800	Zhuzhou Kibing Group Co. Ltd., Class A (Industrials)	1,116
6,002	Zijin Mining Group Co. Ltd., Class A (Materials)	8,329
28,038	Zijin Mining Group Co. Ltd., Class H (Materials)	36,424
2,268	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	1,870
7,682	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	3,573
1,200	ZTE Corp., Class A (Information Technology)	4,150
3,680	ZTE Corp., Class H, 02/28/23 (Information Technology)	7,987

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,305	ZTO Express Cayman, Inc. ADR (Industrials)	$ 57,786

		9,055,397

Colombia – 0.1%
1,105	Bancolombia SA (Financials)	9,175
19,969	Ecopetrol SA (Energy)	9,493
2,085	Interconexion Electrica SA ESP (Utilities)	8,440

		27,108

Czech Republic – 0.1%
785	CEZ AS (Utilities)	26,690
364	Komercni banka AS (Financials)	10,621
1,725	Moneta Money Bank AS (Financials)(a)	5,252

		42,563

Egypt – 0.1%
1,394	Abou Kir Fertilizers & Chemical Industries (Materials)	1,920
12,315	Commercial International Bank Egypt SAE (Financials)	20,090
4,720	Eastern Co. SAE (Consumer Staples)	2,482
3,802	Egyptian Financial Group-Hermes Holding Co. (Financials)*	2,338
3,439	ElSewedy Electric Co. (Industrials)*	1,296

		28,126

Greece – 0.3%
9,269	Alpha Services and Holdings SA (Financials)*	9,654
12,103	Eurobank Ergasias Services and Holdings SA (Financials)*	13,583
921	Hellenic Telecommunications Organization SA (Communication Services)	13,988
535	JUMBO SA, 02/28/23 (Consumer Discretionary)	8,368
316	Motor Oil Hellas Corinth Refineries SA (Energy)	6,263
470	Mytilineos SA (Industrials)	8,682
2,657	National Bank of Greece SA (Financials)*	10,587
898	OPAP SA, 02/28/23 (Consumer Discretionary)	12,233

Shares	Description	Value

Common Stocks – (continued)
Greece – (continued)
3,120	Piraeus Financial Holdings SA (Financials)*	$ 4,497
1,040	Public Power Corp. SA (Utilities)*	7,057
328	Star Bulk Carriers Corp. (Industrials)	6,314
259	Terna Energy SA (Utilities)	5,200

		106,426

Hong Kong – 0.0%
486	Orient Overseas International Ltd., 02/28/23 (Industrials)	9,103

Hungary – 0.2%
2,360	MOL Hungarian Oil & Gas PLC (Energy)	16,716
1,079	OTP Bank Nyrt (Financials)	29,135
676	Richter Gedeon Nyrt (Health Care)	14,348

		60,199

India – 16.2%
926	Aarti Industries Ltd. (Materials)	7,671
231	Aarti Pharmalabs Ltd. (Health Care)*	1,077
244	ABB India Ltd., 02/28/23 (Industrials)	8,991
400	ACC Ltd. (Materials)	12,590
1,491	Adani Enterprises Ltd., 02/28/23 (Industrials)	71,732
2,264	Adani Green Energy Ltd. (Utilities)*	58,841
3,503	Adani Ports & Special Economic Zone Ltd., 02/28/23 (Industrials)	37,896
3,310	Adani Power Ltd., 02/28/23 (Utilities)*	13,525
1,054	Adani Total Gas Ltd., 02/28/23 (Utilities)	47,017
1,389	Adani Transmission Ltd., 02/28/23 (Utilities)*	49,608
774	Adani Wilmar Ltd. (Consumer Staples)*	5,991
149	Alkem Laboratories Ltd. (Health Care)	5,716
2,911	Ambuja Cements Ltd. (Materials)	20,402
588	Apollo Hospitals Enterprise Ltd., 02/28/23 (Health Care)	34,126
9,300	Ashok Leyland Ltd., 02/28/23 (Industrials)	16,993
3,150	Asian Paints Ltd. (Materials)	122,817
418	Astral Ltd. (Industrials)	9,674
1,514	AU Small Finance Bank Ltd. (Financials)(a)	11,885
1,060	Aurobindo Pharma Ltd. (Health Care)	6,083
1,119	Avenue Supermarts Ltd. (Consumer Staples)*(a)	55,314
11,077	Axis Bank Ltd., 02/28/23 (Financials)	122,588

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
341	Bajaj Auto Ltd. (Consumer Discretionary)	$ 15,705
1,198	Bajaj Finance Ltd. (Financials)	98,871
1,870	Bajaj Finserv Ltd. (Financials)	37,349
130	Bajaj Holdings & Investment Ltd. (Financials)	10,049
378	Balkrishna Industries Ltd. (Consumer Discretionary)	9,479
4,019	Bandhan Bank Ltd. (Financials)*(a)	11,765
5,039	Bank of Baroda, 02/28/23 (Financials)	10,287
1,353	Berger Paints India Ltd. (Materials)	10,341
16,936	Bharat Electronics Ltd., 02/28/23 (Industrials)	21,857
1,901	Bharat Forge Ltd. (Consumer Discretionary)	20,065
3,854	Bharat Petroleum Corp. Ltd. (Energy)	16,145
10,148	Bharti Airtel Ltd. (Communication Services)	105,765
1,917	Biocon Ltd. (Health Care)	6,658
33	Bosch Ltd. (Consumer Discretionary)	6,891
522	Britannia Industries Ltd. (Consumer Staples)	27,962
1,779	Canara Bank (Financials)	6,875
2,914	CG Power & Industrial Solutions Ltd. (Industrials)*	10,005
2,095	Cholamandalam Investment and Finance Co. Ltd. (Financials)	18,390
2,247	Cipla Ltd. (Health Care)	31,445
6,865	Coal India Ltd. (Energy)	19,157
581	Colgate-Palmolive India Ltd. (Consumer Staples)	11,644
1,258	Container Corp. Of India Ltd. (Industrials)	11,925
569	Cummins India Ltd. (Industrials)	9,876
3,192	Dabur India Ltd. (Consumer Staples)	23,061
448	Dalmia Bharat Ltd. (Materials)	10,016
437	Deepak Nitrite Ltd. (Materials)	11,674
1,305	Delhivery Ltd. (Industrials)*	5,376
551	Divi’s Laboratories Ltd. (Health Care)	23,036
3,018	DLF Ltd. (Real Estate)	14,922
489	Dr. Reddy’s Laboratories Ltd. (Health Care)	26,944
634	Eicher Motors Ltd., 02/28/23 (Consumer Discretionary)	27,128
4,647	Embassy Office Parks REIT (Real Estate)	19,567
3,780	FSN E-Commerce Ventures Ltd. (Consumer Discretionary)*	7,998
11,064	GAIL India Ltd., 02/28/23 (Utilities)	12,873

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
288	Gland Pharma Ltd. (Health Care)*(a)	$ 6,294
1,788	Godrej Consumer Products Ltd. (Consumer Staples)*	19,353
444	Godrej Properties Ltd. (Real Estate)*	7,116
1,583	Grasim Industries Ltd. (Materials)	34,207
173	Gujarat Fluorochemicals Ltd. (Materials)	7,434
840	Gujarat Gas Ltd. (Utilities)	5,146
1,078	Havells India Ltd. (Industrials)	16,594
4,695	HCL Technologies Ltd. (Information Technology)	64,617
290	HDFC Asset Management Co. Ltd. (Financials)(a)	7,788
4,788	HDFC Life Insurance Co. Ltd. (Financials)(a)	34,724
631	Hero MotoCorp Ltd. (Consumer Discretionary)	22,098
5,791	Hindalco Industries Ltd. (Materials)	32,050
285	Hindustan Aeronautics Ltd. (Industrials)	9,638
2,807	Hindustan Petroleum Corp. Ltd. (Energy)	8,241
3,776	Hindustan Unilever Ltd. (Consumer Staples)	124,467
10	Honeywell Automation India Ltd. (Information Technology)	5,122
8,016	Housing Development Finance Corp. Ltd. (Financials)	265,035
25,122	ICICI Bank Ltd. (Financials)	293,957
1,106	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	16,449
1,797	ICICI Prudential Life Insurance Co. Ltd. (Financials)(a)	10,508
14,985	IDFC First Bank Ltd. (Financials)*	10,783
4,113	Indian Hotels Co. Ltd. (Consumer Discretionary)	16,245
12,954	Indian Oil Corp. Ltd. (Energy)	12,193
1,111	Indian Railway Catering & Tourism Corp. Ltd. (Industrials)	10,044
1,427	Indraprastha Gas Ltd. (Utilities)	7,756
3,458	Indus Towers Ltd. (Communication Services)	8,510
2,795	IndusInd Bank Ltd. (Financials)	40,080
325	Info Edge India Ltd. (Communication Services)	15,938
15,707	Infosys Ltd. (Information Technology)	315,341
472	InterGlobe Aviation Ltd. (Industrials)*(a)	11,229

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
14,507	ITC Ltd., 02/28/23 (Consumer Staples)	$ 60,567
1,962	Jindal Steel & Power Ltd. (Materials)	12,908
2,635	JSW Energy Ltd. (Utilities)	9,971
4,008	JSW Steel Ltd. (Materials)	36,587
1,826	Jubilant Foodworks Ltd. (Consumer Discretionary)	12,262
568	Kansai Nerolac Paints Ltd. (Materials)	3,127
5,321	Kotak Mahindra Bank Ltd. (Financials)	127,219
119	L&T Technology Services Ltd. (Industrials)(a)	5,575
201	Larsen & Toubro Infotech Ltd. (Information Technology)(a)	11,942
3,355	Larsen & Toubro Ltd., 02/28/23 (Industrials)	85,479
1,590	Laurus Labs Ltd. (Health Care)(a)	8,150
800	Life Insurance Corp. Of India (Financials)	6,251
96	Linde India Ltd., 02/28/23 (Materials)	3,596
944	Lupin Ltd. (Health Care)	8,881
347	Macrotech Developers Ltd. (Real Estate)*(a)	4,198
4,667	Mahindra & Mahindra Ltd., 02/28/23 (Consumer Discretionary)	74,822
2,358	Marico Ltd. (Consumer Staples)	14,690
580	Maruti Suzuki India Ltd. (Consumer Discretionary)	63,915
1,377	Max Financial Services Ltd. (Financials)*	11,931
3,598	Max Healthcare Institute Ltd. (Health Care)*	19,886
271	Mindtree Ltd. (Information Technology)	11,427
394	Mphasis Ltd. (Information Technology)	9,760
14	MRF Ltd. (Consumer Discretionary)	16,084
519	Muthoot Finance Ltd. (Financials)	6,888
161	Nestle India Ltd. (Consumer Staples)	39,904
12,613	NHPC Ltd. (Utilities)	6,513
3,559	NMDC Ltd. (Materials)	5,144
3,559	NMDC Steel Ltd. (Materials)*	1,619
18,392	NTPC Ltd. (Utilities)	38,891
576	Oberoi Realty Ltd. (Real Estate)	6,535
13,097	Oil & Natural Gas Corp. Ltd. (Energy)	22,692
465	One 97 Communications Ltd. (Information Technology)*	2,751
95	Oracle Financial Services Software Ltd. (Information Technology)	3,625
29	Page Industries Ltd. (Consumer Discretionary)	16,885
339	Patanjali Foods Ltd. (Consumer Staples)	5,249

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
833	PB Fintech Ltd. (Financials)*	$ 4,631
206	Persistent Systems Ltd. (Information Technology)	10,510
3,394	Petronet LNG Ltd. (Energy)	8,863
351	PI Industries Ltd. (Materials)	15,055
681	Pidilite Industries Ltd. (Materials)	22,986
571	Piramal Enterprises Ltd. (Financials)	5,784
221	Polycab India Ltd. (Industrials)	6,961
5,596	Power Finance Corp. Ltd., 02/28/23 (Financials)	9,339
13,130	Power Grid Corp. of India Ltd., 02/28/23 (Utilities)	36,116
9,935	Punjab National Bank (Financials)	6,258
5,007	REC Ltd., 02/28/23 (Financials)	6,785
14,125	Reliance Industries Ltd., 02/28/23 (Energy)	473,749
9,445	Samvardhana Motherson International Ltd. (Consumer Discretionary)	8,670
1,252	SBI Cards & Payment Services Ltd. (Financials)	12,672
1,930	SBI Life Insurance Co. Ltd., 02/28/23 (Financials)(a)	30,404
196	Schaeffler India Ltd., 02/28/23 (Industrials)	6,439
48	Shree Cement Ltd. (Materials)	14,075
798	Shriram Transport Finance Co. Ltd. (Financials)	13,229
341	Siemens Ltd. (Industrials)	11,620
118	Solar Industries India Ltd. (Materials)	5,619
1,186	Sona Blw Precision Forgings Ltd. (Consumer Discretionary)(a)	6,618
632	SRF Ltd. (Materials)	18,359
8,697	State Bank of India (Financials)	64,339
5,649	Steel Authority of India Ltd. (Materials)	5,886
4,772	Sun Pharmaceutical Industries Ltd. (Health Care)	61,296
486	Tata Communications Ltd., 02/28/23 (Communication Services)	7,759
4,240	Tata Consultancy Services Ltd., 02/28/23 (Information Technology)	176,543
2,836	Tata Consumer Products Ltd. (Consumer Staples)	28,488
172	Tata Elxsi Ltd., 02/28/23 (Information Technology)	14,806

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
7,755	Tata Motors Ltd. (Consumer Discretionary)*	$ 41,843
2,174	Tata Motors Ltd., Class A (Consumer Discretionary)*	6,277
7,020	Tata Power Co. Ltd. (The) (Utilities)	19,378
33,018	Tata Steel Ltd. (Materials)	43,646
2,471	Tata Teleservices Maharashtra Ltd. (Communication Services)*	3,096
2,954	Tech Mahindra Ltd. (Information Technology)	39,067
1,789	Titan Co. Ltd. (Consumer Discretionary)	58,281
474	Torrent Pharmaceuticals Ltd., 02/28/23 (Health Care)	9,661
889	Trent Ltd., 02/28/23 (Consumer Discretionary)	16,065
473	Tube Investments of India Ltd. (Consumer Discretionary)	16,097
974	TVS Motor Co. Ltd. (Consumer Discretionary)	12,536
516	UltraTech Cement Ltd. (Materials)	44,842
346	United Breweries Ltd. (Consumer Staples)	7,164
1,553	United Spirits Ltd. (Consumer Staples)*	17,779
2,191	UPL Ltd. (Materials)	21,246
1,027	Varun Beverages Ltd., 02/28/23 (Consumer Staples)	15,761
178	Vedant Fashions Ltd. (Consumer Discretionary)	2,991
4,111	Vedanta Ltd. (Materials)	15,364
1,040	Voltas Ltd. (Industrials)	10,466
6,196	Wipro Ltd. (Information Technology)	30,959
199	WNS Holdings Ltd., 02/28/23 ADR (Information Technology)*	16,780
73,028	Yes Bank Ltd. (Financials)*	15,379
7,701	Zomato Ltd. (Consumer Discretionary)*	6,170
881	Zydus Lifesciences Ltd. (Health Care)	4,434

		5,215,660

Indonesia – 2.1%
67,632	Adaro Energy Indonesia Tbk PT, 02/28/23 (Energy)	16,638
32,190	Adaro Minerals Indonesia Tbk PT (Materials)*	3,335
40,631	Aneka Tambang Tbk (Materials)	5,127

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
92,927	Astra International Tbk PT, 02/28/23 (Consumer Discretionary)	$ 35,738
76,157	Avia Avian Tbk PT (Materials)	3,728
254,473	Bank Central Asia Tbk PT (Financials)	150,437
30,588	Bank Jago Tbk PT (Financials)*	8,925
85,704	Bank Mandiri Persero Tbk PT, 02/28/23 (Financials)	57,339
36,056	Bank Negara Indonesia Persero Tbk PT, 02/28/23 (Financials)	22,690
345,569	Bank Rakyat Indonesia Persero Tbk PT, 02/28/23 (Financials)	109,394
125,144	Barito Pacific Tbk PT (Materials)	6,284
122,522	Bukalapak.com PT Tbk (Consumer Discretionary)*	2,227
96,028	Chandra Asri Petrochemical Tbk PT (Materials)	14,589
35,276	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	12,782
90,519	Dayamitra Telekomunikasi PT (Communication Services)	4,258
109,146	Elang Mahkota Teknologi Tbk PT (Communication Services)	8,950
3,715,275	GoTo Gojek Tokopedia Tbk PT (Consumer Discretionary)*	35,661
2,229	Gudang Garam Tbk PT (Consumer Staples)	2,827
12,372	Indah Kiat Pulp & Paper Tbk PT (Materials)	7,865
7,619	Indocement Tunggal Prakarsa Tbk PT (Materials)	4,819
11,061	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	7,101
21,355	Indofood Sukses Makmur Tbk PT (Consumer Staples)	8,756
6,364	Indosat Tbk PT (Communication Services)	2,407
94,992	Kalbe Farma Tbk PT (Health Care)	12,499
61,040	Merdeka Copper Gold Tbk PT, 02/28/23 (Materials)*	16,102
110,625	Sarana Menara Nusantara Tbk PT (Communication Services)	7,946
14,059	Semen Indonesia Persero Tbk PT (Materials)	6,792
91,798	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	18,031

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
229,591	Telkom Indonesia Persero Tbk PT (Communication Services)	$ 58,961
22,760	Tower Bersama Infrastructure Tbk PT (Communication Services)	3,357
27,693	Unilever Indonesia Tbk PT (Consumer Staples)	8,450
7,308	United Tractors Tbk PT (Energy)	14,308
9,852	Vale Indonesia Tbk PT (Materials)*	4,619

		682,942

Kuwait – 0.9%
6,489	Agility Public Warehousing Co. KSC (Industrials)	16,578
5,719	Boubyan Bank KSCP (Financials)	15,669
9,328	Gulf Bank KSCP (Financials)	10,265
25,701	Kuwait Finance House KSCP (Financials)	72,251
2,881	Mabanee Co KPSC (Real Estate)	8,239
11,279	Mobile Telecommunications Co. KSCP (Communication Services)	21,493
34,736	National Bank of Kuwait SAKP (Financials)	126,518

		271,013

Luxembourg – 0.0%
721	Reinet Investments SCA (Financials)	12,938

Mexico – 2.4%
23,472	Alfa SAB de CV, Class A (Industrials)	16,198
133,912	America Movil SAB de CV, Series L (Communication Services)	129,741
2,051	Arca Continental SAB de CV, 02/28/23 (Consumer Staples)	17,047
8,560	Becle SAB de CV (Consumer Staples)	19,057
70,568	Cemex SAB de CV, Series CPO (Materials)*	32,236
2,441	Coca-Cola Femsa SAB de CV (Consumer Staples)	16,577
1,002	El Puerto de Liverpool SAB de CV, 02/28/23 (Consumer Discretionary)	5,815
13,838	Fibra Uno Administracion SA de CV REIT (Real Estate)	17,121
10,527	Fomento Economico Mexicano SAB de CV (Consumer Staples)	83,538

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
883	Gruma SAB de CV, Class B (Consumer Staples)	$ 10,977
1,797	Grupo Aeroportuario del Pacifico SAB de CV, Class B, 02/28/23 (Industrials)	28,880
552	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	13,600
6,267	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	26,506
2,074	Grupo Carso SAB de CV, Series A1 (Industrials)	8,921
290	Grupo Elektra SAB DE CV (Financials)(b)	15,440
14,045	Grupo Financiero Banorte SAB de CV, Class O, 02/28/23 (Financials)	111,861
8,060	Grupo Financiero Inbursa SAB de CV, Class O, 02/28/23 (Financials)*	14,906
15,294	Grupo Mexico SAB de CV, Series B (Materials)	62,112
12,641	Grupo Televisa SAB, Series CPO (Communication Services)	13,826
608	Industrias Penoles SAB de CV (Materials)*	8,140
7,851	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	13,292
5,962	Operadora De Sites Mexicanos SAB de CV, Class A-1 (Communication Services)	6,512
4,562	Orbia Advance Corp. SAB de CV (Materials)	8,885
25,082	Wal-Mart de Mexico SAB de CV (Consumer Staples)	99,326

		780,514

Pakistan – 0.0%
1,099	Lucky Cement Ltd. (Materials)*	2,319
1,825	TRG Pakistan (Industrials)*	1,163

		3,482

Peru – 0.2%
247	Credicorp Ltd., 02/28/23 (Financials)	37,927
196	InRetail Peru Corp. (Consumer Staples)(a)	7,058
165	Intercorp Financial Services, Inc. (Financials)	4,059

		49,044

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Philippines – 0.8%
8,654	Aboitiz Equity Ventures, Inc. (Industrials)	$ 9,180
34,944	ACEN Corp. (Utilities)	4,393
1,207	Ayala Corp. (Industrials)	14,853
29,026	Ayala Land, Inc. (Real Estate)	16,165
8,854	Bank of the Philippine Islands (Financials)	16,578
8,604	BDO Unibank, Inc. (Financials)	19,791
12,232	Emperador, Inc. (Consumer Staples)*	4,347
194	Globe Telecom, Inc. (Communication Services)	7,889
4,002	International Container Terminal Services, Inc., 02/28/23 (Industrials)	14,505
14,412	JG Summit Holdings, Inc. (Industrials)	12,511
2,167	Jollibee Foods Corp. (Consumer Discretionary)	9,387
1,042	Manila Electric Co. (Utilities)	5,158
8,765	Metropolitan Bank & Trust Co. (Financials)	8,880
35,145	Monde Nissin Corp. (Consumer Staples)(a)	7,854
424	PLDT, Inc. (Communication Services)	13,134
2,363	SM Investments Corp. (Industrials)	39,230
52,535	SM Prime Holdings, Inc. (Real Estate)	33,810
4,297	Universal Robina Corp. (Consumer Staples)	10,104

		247,769

Qatar – 1.3%
19,719	Commercial Bank PSQC (The) (Financials)	32,163
14,341	Industries Qatar QSC (Industrials)	58,636
36,447	Masraf Al Rayan QSC (Financials)	35,409
21,009	Mesaieed Petrochemical Holding Co. (Materials)	13,442
4,769	Ooredoo QPSC (Communication Services)	11,618
1,937	Qatar Electricity & Water Co. QSC (Utilities)	8,994
3,618	Qatar Fuel QSC (Energy)	18,012
13,134	Qatar Gas Transport Co. Ltd. (Energy)	14,318
6,930	Qatar International Islamic Bank QSC (Financials)	20,856
10,755	Qatar Islamic Bank (Financials)	71,705
21,632	Qatar National Bank QPSC (Financials)	116,424

		401,577

Russia – 0.0%
12,708	Alrosa PJSC (Materials)*(c)	—
801	Gazprom Neft PJSC (Energy)(c)	—

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
49,291	Gazprom PJSC (Energy)(c)	$ —
1,413	LUKOIL PJSC (Energy)(c)	—
263	MMC Norilsk Nickel PJSC (Materials)(c)	—
4,560	Mobile TeleSystems PJSC (Communication Services)(c)	—
3,099	Novatek PJSC (Energy)(c)	—
5,287	Novolipetsk Steel PJSC (Materials)(c)	—
780	PIK Group PJSC (Consumer Discretionary)*(c)	—
1,389	Polymetal International PLC (Materials)*(c)	—
128	Polyus PJSC (Materials)*(c)	—
5,078	Rosneft Oil Co. PJSC (Energy)(c)	—
44,370	Sberbank of Russia PJSC (Financials)*(c)	—
969	Severstal PAO (Materials)(c)	—
146,300	Surgutneftegas PJSC (Energy)(c)	—
6,047	Tatneft PJSC (Energy)(c)	—
6,503	United Co RUSAL International PJSC (Materials)(c)	—
1,289	Yandex NV, Class A (Communication Services)*(c)	—

		—

Saudi Arabia – 5.3%
779	ACWA Power Co. (Utilities)	29,053
621	Advanced Petrochemical Co. (Materials)	6,864
9,550	Al Rajhi Bank (Financials)*	204,502
4,741	Alinma Bank (Financials)	43,510
1,979	Almarai Co. JSC (Consumer Staples)	28,006
3,220	Arab National Bank (Financials)	29,680
117	Arabian Internet & Communications Services Co. (Information Technology)	7,675
2,371	Bank AlBilad (Financials)*	32,734
2,857	Banque Saudi Fransi (Financials)	32,566
277	Bupa Arabia for Cooperative Insurance Co. (Financials)	13,116
410	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	25,303
1,825	Etihad Etisalat Co. (Communication Services)	17,720
284	Jarir Marketing Co. (Consumer Discretionary)	12,465

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
231	Mouwasat Medical Services Co. (Health Care)	$ 11,577
4,043	Rabigh Refining & Petrochemical Co. (Energy)*	11,013
7,112	Riyad Bank (Financials)	65,269
1,128	SABIC Agri-Nutrients Co. (Materials)	43,269
1,738	Sahara International Petrochemical Co. (Materials)	16,574
3,935	Saudi Arabian Mining Co. (Materials)*	71,807
62,301	Saudi Arabian Oil Co. (Energy)(a)	555,186
4,378	Saudi Basic Industries Corp. (Materials)	96,661
4,622	Saudi British Bank (The) (Financials)	50,594
3,786	Saudi Electricity Co. (Utilities)	24,916
1,826	Saudi Industrial Investment Group (Materials)	9,928
3,556	Saudi Kayan Petrochemical Co. (Materials)*	11,011
10,691	Saudi National Bank (The) (Financials)	146,177
8,770	Saudi Telecom Co. (Communication Services)	89,700
1,266	Savola Group (The) (Consumer Staples)	9,598
1,361	Yanbu National Petrochemical Co. (Materials)	15,188

		1,711,662

Singapore – 0.0%
1,013	BOC Aviation Ltd. (Industrials)(a)	7,949

South Africa – 3.0%
3,822	Absa Group Ltd. (Financials)	46,138
396	African Rainbow Minerals Ltd. (Materials)	6,756
204	Anglo American Platinum Ltd. (Materials)	20,613
1,754	Aspen Pharmacare Holdings Ltd. (Health Care)	14,640
1,638	Bid Corp. Ltd. (Consumer Staples)	32,149
1,615	Bidvest Group Ltd. (The) (Industrials)	22,064
304	Capitec Bank Holdings Ltd. (Financials)	36,205
1,195	Clicks Group Ltd. (Consumer Staples)	20,737
1,744	Discovery Ltd. (Financials)*	13,090
1,405	Exxaro Resources Ltd. (Energy)	18,671
18,167	FirstRand Ltd. (Financials)	71,567
3,766	Gold Fields Ltd. (Materials)	41,749
796	Grindrod Ltd. (Industrials)	523

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
4,135	Impala Platinum Holdings Ltd. (Materials)	$ 51,002
821	Investec Ltd. (Financials)	5,008
238	Kumba Iron Ore Ltd. (Materials)	6,772
6,703	MTN Group Ltd. (Communication Services)	55,533
1,655	MultiChoice Group (Communication Services)	11,577
1,068	Naspers Ltd., Class N (Consumer Discretionary)	165,633
1,989	Nedbank Group Ltd. (Financials)	26,730
1,557	Northam Platinum Holdings Ltd. (Materials)*	17,974
22,941	Old Mutual Ltd. (Financials)	14,981
3,938	Pepkor Holdings Ltd. (Consumer Discretionary)(a)	5,102
3,028	Rand Merchant Investment Holdings Ltd. (Financials)	5,202
2,595	Remgro Ltd. (Financials)	22,015
8,200	Sanlam Ltd. (Financials)	27,093
2,015	Sasol Ltd. (Materials)	35,467
2,071	Shoprite Holdings Ltd. (Consumer Staples)	30,719
13,460	Sibanye Stillwater Ltd. (Materials)	36,957
5,135	Standard Bank Group Ltd. (Financials)	54,379
2,911	Vodacom Group Ltd. (Communication Services)(b)	21,536
4,962	Woolworths Holdings Ltd. (Consumer Discretionary)	19,320

		957,902

South Korea – 10.7%
172	Alteogen, Inc. (Health Care)*	4,780
130	Amorepacific Corp. (Consumer Staples)	12,863
163	AMOREPACIFIC Group (Consumer Staples)	3,912
29	BGF retail Co. Ltd. (Consumer Staples)	4,519
1,409	BNK Financial Group, Inc. (Financials)	7,895
421	Celltrion Healthcare Co. Ltd. (Health Care)	20,749
85	Celltrion Pharm, Inc. (Health Care)*	4,286
438	Celltrion, Inc. (Health Care)	58,451
270	Cheil Worldwide, Inc. (Communication Services)	4,965
31	Chong Kun Dang Pharmaceutical Corp. (Health Care)	1,967
21	Chunbo Co. Ltd. (Materials)	3,837

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
29	CJ CheilJedang Corp. (Consumer Staples)	$ 8,686
63	CJ Corp. (Industrials)	3,664
46	CJ ENM Co. Ltd. (Communication Services)	2,923
36	CJ Logistics Corp. (Industrials)*	2,413
236	Coway Co. Ltd. (Consumer Discretionary)	10,307
98	CS Wind Corp. (Industrials)	5,685
905	Daewoo Engineering & Construction Co. Ltd. (Industrials)*	3,493
212	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Industrials)*	3,070
154	DB HiTek Co. Ltd. (Information Technology)	5,208
188	DB Insurance Co. Ltd. (Financials)	8,852
121	DL E&C Co. Ltd. (Industrials)	3,840
237	Dongsuh Cos., Inc. (Consumer Staples)	3,846
216	Doosan Bobcat, Inc. (Industrials)	5,822
30	Doosan Co. Ltd. (Industrials)	2,213
1,918	Doosan Enerbility Co. Ltd. (Industrials)*	24,359
198	Doosan Fuel Cell Co. Ltd. (Industrials)*	5,044
90	Douzone Bizon Co. Ltd. (Information Technology)	2,453
229	Ecopro BM Co. Ltd. (Industrials)	19,760
90	Ecopro Co. Ltd. (Materials)	9,554
83	E-MART, Inc. (Consumer Staples)	5,796
74	F&F Co. Ltd. (Consumer Discretionary)	8,501
193	Fila Holdings Corp. (Consumer Discretionary)	4,837
23	Green Cross Corp. (Health Care)	2,250
275	GS Engineering & Construction Corp. (Industrials)	4,879
344	GS Holdings Corp. (Industrials)	12,677
159	GS Retail Co. Ltd. (Consumer Staples)	3,593
1,249	Hana Financial Group, Inc. (Financials)	42,191
76	Hanjin Kal Corp. (Industrials)*	2,343
317	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	8,172
25	Hanmi Pharm Co. Ltd. (Health Care)	4,957
142	Hanmi Science Co. Ltd. (Health Care)	3,381
650	Hanon Systems (Consumer Discretionary)	4,288
38	Hansol Chemical Co. Ltd. (Materials)	6,051
33	Hanssem Co. Ltd. (Consumer Discretionary)	1,175
131	Hanwha Aerospace Co. Ltd. (Industrials)	7,211
158	Hanwha Corp. (Industrials)	3,480

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
1,672	Hanwha Life Insurance Co. Ltd. (Financials)*	$ 3,188
465	Hanwha Solutions Corp. (Materials)*	18,087
257	Hanwha Systems Co. Ltd. (Industrials)	2,241
193	HD Hyundai Co. Ltd. (Energy)	9,439
123	Hite Jinro Co. Ltd. (Consumer Staples)	2,439
116	HL Mando Co. Ltd. (Consumer Discretionary)	4,222
508	HLB, Inc. (Health Care)*	12,538
1,207	HMM Co. Ltd. (Industrials)	20,409
155	Hotel Shilla Co. Ltd. (Consumer Discretionary)	8,579
36	Hugel, Inc. (Health Care)*	3,120
59	HYBE Co. Ltd. (Communication Services)*	6,397
11	Hyosung Advanced Materials Corp. (Materials)	3,282
8	Hyosung TNC Corp. (Materials)	2,166
24	Hyundai Autoever Corp. (Information Technology)	2,020
60	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	2,743
454	Hyundai Doosan Infracore Co. Ltd. (Industrials)*	2,854
117	Hyundai Elevator Co. Ltd. (Industrials)	2,644
299	Hyundai Engineering & Construction Co. Ltd. (Industrials)	9,295
72	Hyundai Glovis Co. Ltd. (Industrials)	9,636
45	Hyundai Heavy Industries Co. Ltd. (Industrials)*	4,043
233	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	5,335
89	Hyundai Mipo Dockyard Co. Ltd. (Industrials)*	5,837
260	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	41,991
560	Hyundai Motor Co. (Consumer Discretionary)	71,760
323	Hyundai Rotem Co. Ltd. (Industrials)*	7,800
359	Hyundai Steel Co. (Materials)	9,228
92	Iljin Materials Co. Ltd. (Information Technology)	4,318
1,102	Industrial Bank of Korea (Financials)	9,358

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
1,309	Kakao Corp. (Communication Services)	$ 55,979
172	Kakao Games Corp. (Communication Services)*	5,673
752	KakaoBank Corp. (Financials)*	14,283
103	Kakaopay Corp. (Information Technology)*	4,131
561	Kangwon Land, Inc. (Consumer Discretionary)*	10,656
1,510	KB Financial Group, Inc. (Financials)	60,109
18	KCC Corp. (Materials)	3,255
49	KEPCO Engineering & Construction Co., Inc. (Industrials)	2,252
81	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)	2,119
1,060	Kia Corp. (Consumer Discretionary)	55,136
61	KIWOOM Securities Co. Ltd. (Financials)	4,255
128	KMW Co. Ltd. (Information Technology)*	2,650
293	Korea Aerospace Industries Ltd. (Industrials)	10,775
1,259	Korea Electric Power Corp. (Utilities)*(b)	19,761
135	Korea Gas Corp. (Utilities)	3,572
171	Korea Investment Holdings Co. Ltd. (Financials)	7,481
189	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)*	11,221
48	Korea Zinc Co. Ltd. (Materials)	22,929
880	Korean Air Lines Co. Ltd. (Industrials)*	16,981
129	Krafton, Inc. (Communication Services)*	22,203
316	KT Corp. (Communication Services)	8,961
466	KT&G Corp. (Consumer Staples)	35,298
74	Kumho Petrochemical Co. Ltd. (Materials)	8,388
110	L&F Co. Ltd. (Information Technology)*	18,358
45	LEENO Industrial, Inc. (Information Technology)	5,852
204	LG Chem Ltd. (Materials)	114,463
488	LG Corp. (Industrials)	31,119
972	LG Display Co. Ltd. (Information Technology)	10,650
462	LG Electronics, Inc. (Consumer Discretionary)	34,190
110	LG Energy Solution Ltd. (Industrials)*	48,959
40	LG H&H Co. Ltd. (Consumer Staples)	19,896

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
57	LG Innotek Co. Ltd. (Information Technology)	$ 13,420
1,049	LG Uplus Corp. (Communication Services)	9,624
63	Lotte Chemical Corp. (Materials)	8,766
145	Lotte Corp. (Industrials)	3,612
48	Lotte Shopping Co. Ltd. (Consumer Discretionary)	3,075
84	LS Corp. (Industrials)	4,790
76	Meritz Financial Group, Inc. (Financials)	2,175
118	Meritz Fire & Marine Insurance Co. Ltd. (Financials)	4,116
901	Meritz Securities Co. Ltd. (Financials)	3,990
1,275	Mirae Asset Securities Co. Ltd. (Financials)	6,429
627	NAVER Corp. (Communication Services)	88,902
60	NCSoft Corp. (Communication Services)	21,405
82	Netmarble Corp. (Communication Services)(a)	3,043
725	NH Investment & Securities Co. Ltd. (Financials)	5,294
12	NongShim Co. Ltd. (Consumer Staples)	2,989
84	OCI Co. Ltd. (Materials)	6,057
96	Orion Corp. (Consumer Staples)	8,553
998	Pan Ocean Co. Ltd. (Industrials)	4,079
119	Pearl Abyss Corp. (Communication Services)*	3,925
121	POSCO Chemical Co. Ltd. (Materials)	20,047
288	POSCO Holdings, Inc. (Materials)	65,402
174	Posco International Corp. (Industrials)	3,166
83	S-1 Corp. (Industrials)	4,040
85	Samsung Biologics Co. Ltd. (Health Care)*(a)	57,167
357	Samsung C&T Corp. (Industrials)	33,024
114	Samsung Card Co. Ltd. (Financials)	2,792
238	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	25,445
23,032	Samsung Electronics Co. Ltd. (Information Technology)	1,086,242
687	Samsung Engineering Co. Ltd. (Industrials)*	12,788
138	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	21,503
3,027	Samsung Heavy Industries Co. Ltd. (Industrials)*	11,958

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
323	Samsung Life Insurance Co. Ltd. (Financials)	$ 17,976
226	Samsung SDI Co. Ltd. (Information Technology)	124,922
154	Samsung SDS Co. Ltd. (Information Technology)	14,888
257	Samsung Securities Co. Ltd. (Financials)	6,859
172	SD Biosensor, Inc. (Health Care)	4,291
196	Seegene, Inc. (Health Care)	4,518
190	Shin Poong Pharmaceutical Co. Ltd. (Health Care)*	3,119
2,148	Shinhan Financial Group Co. Ltd. (Financials)	62,053
28	Shinsegae, Inc. (Consumer Discretionary)	4,469
114	SK Biopharmaceuticals Co. Ltd. (Health Care)*	6,362
84	SK Bioscience Co. Ltd. (Health Care)*	5,274
46	SK Chemicals Co. Ltd. (Materials)	3,097
2,331	SK Hynix, Inc. (Information Technology)	150,233
91	SK IE Technology Co. Ltd. (Materials)*(a)	4,547
211	SK Innovation Co. Ltd. (Energy)*	28,638
468	SK Networks Co. Ltd. (Industrials)	1,498
420	SK Square Co. Ltd. (Information Technology)*	11,926
261	SK Telecom Co. Ltd. (Communication Services)	9,895
152	SK, Inc. (Industrials)	25,240
81	SKC Co. Ltd. (Materials)	6,879
164	S-Oil Corp. (Energy)	10,843
63	Solus Advanced Materials Co. Ltd. (Information Technology)	1,856
21	Soulbrain Co. Ltd. (Materials)	3,393
406	SSANGYONG C&E Co. Ltd. (Materials)	1,838
57	Studio Dragon Corp. (Communication Services)*	3,133
83	Wemade Co. Ltd. (Communication Services)	2,231
149	WONIK IPS Co. Ltd. (Information Technology)	3,197
2,592	Woori Financial Group, Inc. (Financials)	25,550

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
194	Yuhan Corp. (Health Care)	$ 8,591

		3,446,856

Taiwan – 14.2%
2,270	Accton Technology Corp. (Information Technology)	19,942
13,992	Acer, Inc. (Information Technology)	11,137
1,949	Advantech Co. Ltd. (Information Technology)	21,000
17,480	ASE Technology Holding Co. Ltd. (Information Technology)	54,976
10,734	Asia Cement Corp. (Materials)	14,344
139	ASMedia Technology, Inc. (Information Technology)	3,333
128	ASPEED Technology, Inc. (Information Technology)	8,635
3,089	Asustek Computer, Inc. (Information Technology)	26,587
30,651	AUO Corp. (Information Technology)	15,967
3,021	Catcher Technology Co. Ltd. (Information Technology)	17,888
36,284	Cathay Financial Holding Co. Ltd. (Financials)	51,129
7,094	Chailease Holding Co. Ltd. (Financials)	46,252
26,413	Chang Hwa Commercial Bank Ltd. (Financials)	14,956
7,242	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	8,190
2,955	Chicony Electronics Co. Ltd. (Information Technology)	7,965
13,373	China Airlines Ltd. (Industrials)	7,832
78,787	China Development Financial Holding Corp. (Financials)	34,033
54,860	China Steel Corp. (Materials)	51,744
1,790	Chroma ATE, Inc. (Information Technology)	11,497
18,520	Chunghwa Telecom Co. Ltd. (Communication Services)	68,014
20,097	Compal Electronics, Inc. (Information Technology)	14,078
88,291	CTBC Financial Holding Co. Ltd. (Financials)	65,707

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
9,010	Delta Electronics, Inc. (Information Technology)	$ 88,043
3,962	E Ink Holdings, Inc. (Information Technology)	23,204
913	Eclat Textile Co. Ltd. (Consumer Discretionary)	13,501
308	eMemory Technology, Inc. (Information Technology)	14,550
61,585	E.Sun Financial Holding Co. Ltd. (Financials)	49,419
10,744	Eva Airways Corp. (Industrials)	9,717
4,930	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	26,002
14,589	Far Eastern New Century Corp. (Industrials)	15,342
7,779	Far EasTone Telecommunications Co. Ltd. (Communication Services)	17,116
2,040	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	12,310
50,348	First Financial Holding Co. Ltd. (Financials)	42,682
16,020	Formosa Chemicals & Fibre Corp. (Materials)	39,447
5,532	Formosa Petrochemical Corp. (Energy)	15,143
22,691	Formosa Plastics Corp. (Materials)	66,225
313	Formosa Sumco Technology Corp. (Information Technology)	1,590
3,646	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	3,150
4,423	Foxconn Technology Co. Ltd. (Information Technology)	7,456
34,254	Fubon Financial Holding Co. Ltd. (Financials)	67,387
1,337	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	9,950
986	Globalwafers Co. Ltd. (Information Technology)	14,995
6,608	Highwealth Construction Corp. (Real Estate)	9,579
1,350	Hiwin Technologies Corp. (Industrials)	8,125
55,617	Hon Hai Precision Industry Co. Ltd. (Information Technology)	180,858
1,351	Hotai Motor Co. Ltd. (Consumer Discretionary)	28,414

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
47,233	Hua Nan Financial Holdings Co. Ltd. (Financials)	$ 34,693
37,098	Innolux Corp. (Information Technology)	14,885
12,262	Inventec Corp. (Information Technology)	9,840
426	Largan Precision Co. Ltd. (Information Technology)	31,634
9,986	Lite-On Technology Corp. (Information Technology)	21,196
333	Lotes Co. Ltd. (Information Technology)	9,309
8,504	Macronix International Co. Ltd. (Information Technology)	9,534
7,092	MediaTek, Inc. (Information Technology)	168,204
50,208	Mega Financial Holding Co. Ltd. (Financials)	51,986
1,002	Merida Industry Co. Ltd. (Consumer Discretionary)	5,998
3,244	Micro-Star International Co. Ltd. (Information Technology)	12,911
454	momo.com, Inc. (Consumer Discretionary)	8,814
22,972	Nan Ya Plastics Corp. (Materials)	57,160
1,039	Nan Ya Printed Circuit Board Corp. (Information Technology)	9,060
5,441	Nanya Technology Corp. (Information Technology)	10,000
680	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	6,403
2,605	Novatek Microelectronics Corp. (Information Technology)	25,160
1,090	Oneness Biotech Co. Ltd. (Health Care)*	10,087
7,956	Pegatron Corp. (Information Technology)	15,961
953	PharmaEssentia Corp. (Health Care)*	16,343
803	Phison Electronics Corp. (Information Technology)	8,483
1,390	Polaris Group/Tw (Health Care)*	4,857
10,986	Pou Chen Corp. (Consumer Discretionary)	11,464
14,131	Powerchip Semiconductor Manufacturing Corp. (Information Technology)	15,226
3,114	Powertech Technology, Inc. (Information Technology)	8,423
2,571	President Chain Store Corp. (Consumer Staples)	22,669
12,750	Quanta Computer, Inc. (Information Technology)	29,538

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
2,117	Realtek Semiconductor Corp. (Information Technology)	$ 21,714
8,638	Ruentex Development Co. Ltd. (Real Estate)	12,899
3,438	Ruentex Industries Ltd. (Consumer Discretionary)	7,375
19,407	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	31,900
64,149	Shin Kong Financial Holding Co. Ltd. (Financials)	18,494
160	Silicon Motion Technology Corp. ADR (Information Technology)	10,096
2,461	Sino-American Silicon Products, Inc. (Information Technology)	12,661
48,417	SinoPac Financial Holdings Co. Ltd. (Financials)	28,512
2,564	Standard Foods Corp. (Consumer Staples)	3,389
6,140	Synnex Technology International Corp. (Information Technology)	11,582
7,991	TA Chen Stainless Pipe (Materials)	10,407
52,694	Taishin Financial Holding Co. Ltd. (Financials)	25,831
28,197	Taiwan Business Bank (Financials)	11,952
28,205	Taiwan Cement Corp. (Materials)	30,938
45,490	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	39,226
3,645	Taiwan Fertilizer Co. Ltd. (Materials)	6,640
10,626	Taiwan High Speed Rail Corp. (Industrials)	9,954
8,402	Taiwan Mobile Co. Ltd. (Communication Services)	25,963
118,268	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	1,875,113
9,811	Tatung Co. Ltd. (Industrials)*	10,333
7,665	Teco Electric and Machinery Co. Ltd. (Industrials)	6,982
2,223	Tripod Technology Corp. (Information Technology)	6,977
5,640	Unimicron Technology Corp. (Information Technology)	28,377
22,576	Uni-President Enterprises Corp. (Consumer Staples)	48,285

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
56,563	United Microelectronics Corp. (Information Technology)*	$ 83,823
4,357	Vanguard International Semiconductor Corp. (Information Technology)	11,603
1,483	VisEra Technologies Co. Ltd. (Information Technology)	11,492
309	Voltronic Power Technology Corp. (Industrials)	17,297
14,268	Walsin Lihwa Corp. (Industrials)	21,560
1,518	Walsin Technology Corp. (Information Technology)	4,288
3,118	Wan Hai Lines Ltd. (Industrials)	7,678
1,571	Win Semiconductors Corp. (Information Technology)	7,930
13,273	Winbond Electronics Corp. (Information Technology)	9,105
12,927	Wistron Corp. (Information Technology)	11,565
387	Wiwynn Corp. (Information Technology)	11,019
7,512	WPG Holdings Ltd. (Information Technology)	11,789
1,578	Yageo Corp. (Information Technology)	23,640
8,562	Yang Ming Marine Transport Corp. (Industrials)	18,312
57,010	Yuanta Financial Holding Co. Ltd. (Financials)	41,689
2,383	Yulon Motor Co. Ltd. (Consumer Discretionary)	5,027
2,978	Zhen Ding Technology Holding Ltd. (Information Technology)	11,515

		4,574,181

Tanzania – 0.1%
1,786	AngloGold Ashanti Ltd. (Materials)	32,380

Thailand – 2.3%
4,900	Advanced Info Service PCL NVDR (Communication Services)	26,261
19,730	Airports of Thailand PCL NVDR (Industrials)*	41,961
39,237	Asset World Corp. PCL NVDR (Consumer Discretionary)	7,010
4,264	B Grimm Power PCL NVDR (Utilities)	4,534

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
4,783	Bangkok Bank PCL NVDR (Financials)	$ 19,531
8,481	Bangkok Commercial Asset Management PCL NVDR (Financials)	3,607
28,766	Bangkok Dusit Medical Services PCL NVDR (Health Care)	24,675
41,225	Bangkok Expressway & Metro PCL NVDR (Industrials)	10,930
2,450	Bangkok Life Assurance PCL NVDR (Financials)	2,067
17,043	Banpu PCL NVDR (Energy)	6,331
4,769	Berli Jucker PCL NVDR (Consumer Staples)	4,632
10,277	Beyond Securities PCL NVDR (Financials)*	3,963
37,715	BTS Group Holdings PCL NVDR (Industrials)	8,984
2,527	Bumrungrad Hospital PCL NVDR (Health Care)	16,266
1,716	Carabao Group PCL NVDR (Consumer Staples)	4,647
8,066	Central Pattana PCL NVDR (Real Estate)	16,583
15,515	Central Retail Corp. PCL NVDR (Consumer Discretionary)	18,918
17,397	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	11,790
3,951	Com7 PCL NVDR (Consumer Discretionary)	3,557
22,582	CP ALL PCL NVDR (Consumer Staples)	41,623
1,052	Electricity Generating PCL NVDR (Utilities)	5,116
6,776	Energy Absolute PCL NVDR (Utilities)	18,590
176	Fabrinet (Information Technology)*	23,480
3,916	Global Power Synergy PCL NVDR (Utilities)	7,718
20,546	Gulf Energy Development PCL NVDR (Utilities)	30,879
24,011	Home Product Center PCL NVDR (Consumer Discretionary)	10,009
9,794	Indorama Ventures PCL NVDR (Materials)	11,803
4,901	Intouch Holdings PCL NVDR (Communication Services)	10,249
49,747	IRPC PCL NVDR (Energy)	4,345
1,022	Jasmine Technology Solution PCL NVDR (Information Technology)*	1,101
2,800	Jay Mart PCL NVDR (Information Technology)	3,474

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
3,490	JMT Network Services PCL NVDR (Financials)	$ 6,631
7,834	Kasikornbank PCL NVDR (Financials)	32,100
3,122	KCE Electronics PCL NVDR (Information Technology)	4,272
21,675	Krung Thai Bank PCL NVDR (Financials)	10,817
5,107	Krungthai Card PCL NVDR (Financials)	8,508
28,543	Land & Houses PCL NVDR (Real Estate)	7,770
14,903	Minor International PCL NVDR (Consumer Discretionary)*	12,995
3,320	Muangthai Capital PCL NVDR (Financials)	3,483
5,461	Ngern Tid Lor PCL NVDR (Financials)	4,259
7,268	Osotspa PCL NVDR (Consumer Staples)	5,822
49,626	PSG Corp. PCL NVDR (Industrials)*	1,646
6,277	PTT Exploration & Production PCL NVDR (Energy)	33,463
9,947	PTT Global Chemical PCL NVDR (Materials)	13,539
13,419	PTT Oil & Retail Business PCL NVDR (Consumer Discretionary)	9,285
49,016	PTT PCL NVDR (Energy)	46,215
1,325	Ramkhamhaeng Hospital PCL NVDR (Health Care)	2,066
3,370	Ratch Group PCL NVDR (Utilities)	3,918
5,081	SCB X PCL NVDR (Financials)	15,128
5,775	SCG Packaging PCL NVDR (Materials)	9,048
1,978	Siam Cement PCL (The) NVDR (Materials)	18,846
5,986	Siam Global House PCL NVDR (Consumer Discretionary)	3,395
7,019	Siam Makro PCL NVDR (Consumer Staples)	7,713
3,905	Srisawad Corp. PCL NVDR (Financials)	5,011
15,917	STARK Corp. PCL NVDR (Industrials)*	1,462
35,867	Thai Beverage PCL (Consumer Staples)	16,621
19,198	Thai Life Insurance PCL NVDR (Financials)*	8,166
5,992	Thai Oil PCL NVDR (Energy)	9,430
12,671	Thai Union Group PCL NVDR (Consumer Staples)	6,144
1,702	Thonburi Healthcare Group PCL NVDR (Health Care)	3,065
2,289	Tisco Financial Group PCL NVDR (Financials)	6,329

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
200,954	TMBThanachart Bank PCL NVDR (Financials)	$ 7,978
2,701	TOA Paint Thailand PCL NVDR (Materials)	2,585
1,883	Total Access Communication PCL NVDR (Communication Services)	2,203
96,273	True Corp. PCL NVDR (Communication Services)	12,394
28,561	VGI PCL NVDR (Communication Services)	3,353

		750,294

Turkey – 1.1%
344	AG Anadolu Grubu Holding AS (Industrials)	1,980
15,111	Akbank TAS (Financials)	14,068
618	Aksa Akrilik Kimya Sanayii AS (Consumer Discretionary)	2,838
925	Aksa Enerji Uretim AS (Utilities)	2,463
635	Alarko Holding AS (Industrials)	2,872
951	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	3,289
12	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C (Industrials)	144
872	Arcelik AS (Consumer Discretionary)	4,315
2,867	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	7,481
682	Aydem Yenilenebilir Enerji AS (Utilities)*	839
352	Aygaz AS (Utilities)	1,615
381	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS (Utilities)	453
1,546	Bera Holding AS (Industrials)	2,458
2,200	BIM Birlesik Magazalar AS (Consumer Staples)	15,914
126	Borusan Mannesmann Boru Sanayi ve Ticaret AS (Materials)*	518
32	Borusan Yatirim ve Pazarlama AS (Financials)	1,915
232	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (Consumer Discretionary)	686
390	Can2 Termik AS (Utilities)*	3,008
12	Celebi Hava Servisi AS (Industrials)	422
259	Cimsa Cimento Sanayi VE Ticaret AS (Materials)	1,275
338	Coca-Cola Icecek AS (Consumer Staples)	3,365

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
186	Deva Holding AS (Health Care)	$ 552
4,573	Dogan Sirketler Grubu Holding AS (Consumer Discretionary)	2,068
58	Dogu Aras Enerji Yatirimlari AS (Utilities)	682
170	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)	1,430
87	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	609
6	EGE Endustri VE Ticaret AS (Consumer Discretionary)	1,606
710	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	1,048
9,379	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	3,475
1,151	Enerjisa Enerji AS (Utilities)(a)	1,784
8,745	Enka Insaat ve Sanayi AS (Industrials)	12,068
8,232	Eregli Demir ve Celik Fabrikalari TAS (Materials)	18,887
158	Fenerbahce Futbol AS (Communication Services)*	565
308	Ford Otomotiv Sanayi AS (Consumer Discretionary)	7,370
422	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS (Health Care)	926
153	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (Industrials)*	1,899
249	Gubre Fabrikalari TAS (Materials)*	2,724
6,445	Haci Omer Sabanci Holding AS (Financials)	14,537
5,076	Hektas Ticaret TAS (Materials)*	9,718
2,254	Is Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	1,181
638	Is Yatirim Menkul Degerler AS (Financials)	1,620
2,699	Izmir Demir Celik Sanayi AS (Materials)*	954
105	Jantsa Jant Sanayi Ve Ticaret AS (Industrials)	819
3,632	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Materials)	2,877
1,087	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)	666
196	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (Materials)	120

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
85	Kartonsan Karton Sanayi ve Ticaret AS (Materials)	$ 454
435	Kiler Holding AS (Industrials)*	693
156	Kizilbuk Gayrimenkul Yatirim Ortakligi AS (Real Estate)*	162
3,269	KOC Holding AS (Industrials)	12,412
329	Kontrolmatik Enerji Ve Muhendislik AS (Industrials)	2,896
4	Konya Cimento Sanayii AS (Materials)*	704
311	Kordsa Teknik Tekstil AS (Consumer Discretionary)	1,365
223	Koza Altin Isletmeleri AS (Materials)	4,413
903	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	2,217
365	Logo Yazilim Sanayi Ve Ticaret AS (Information Technology)	1,231
468	Migros Ticaret AS (Consumer Staples)*	3,378
369	MLP Saglik Hizmetleri AS (Health Care)*(a)	1,590
5,410	ODAS Elektrik Uretim ve Sanayi Ticaret AS (Utilities)*	3,253
41	Otokar Otomotiv Ve Savunma Sanayi A.S. (Industrials)	2,036
1,489	Oyak Cimento Fabrikalari AS (Materials)*	1,690
439	Oyak Yatirim Menkul Degerler AS (Financials)	982
172	Pegasus Hava Tasimaciligi AS (Industrials)*	3,626
747	Penta Teknoloji Urunleri Dagitim Ticaret AS (Information Technology)*	2,551
4,972	Petkim Petrokimya Holding AS (Materials)*	4,783
277	Qua Granite Hayal (Industrials)*	867
1,544	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS (Industrials)	2,599
2,175	Sasa Polyester Sanayi AS (Materials)*	15,172
573	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	931
2,934	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	494
372	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (Information Technology)*	2,161
1,266	Sok Marketler Ticaret AS (Consumer Staples)*	1,689

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
849	TAV Havalimanlari Holding AS (Industrials)*	$ 4,007
892	Tekfen Holding AS (Industrials)	2,107
597	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	4,611
879	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	891
3,421	Turk Hava Yollari AO (Industrials)*	22,078
150	Turk Prysmian Kablo ve Sistemleri AS (Industrials)	305
2,446	Turk Telekomunikasyon AS (Communication Services)	2,286
65	Turk Traktor ve Ziraat Makineleri AS (Industrials)	1,802
5,788	Turkcell Iletisim Hizmetleri AS (Communication Services)	10,546
3,018	Turkiye Halk Bankasi AS (Financials)*	1,643
16,855	Turkiye Is Bankasi AS, Class C (Financials)	9,391
598	Turkiye Petrol Rafinerileri AS (Energy)*	15,479
1,004	Turkiye Sigorta AS (Financials)	666
4,986	Turkiye Sinai Kalkinma Bankasi AS (Financials)*	1,067
6,403	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	13,464
5,551	Turkiye Vakiflar Bankasi TAO, Class D (Financials)*	2,959
880	Ulker Biskuvi Sanayi AS (Consumer Staples)*	1,714
133	Verusa Holding AS (Financials)	876
1,245	Vestel Beyaz Esya Sanayi ve Ticaret AS (Consumer Discretionary)	850
439	Vestel Elektronik Sanayi ve Ticaret AS (Consumer Discretionary)*	1,408
12,869	Yapi ve Kredi Bankasi AS (Financials)	8,340
346	Yayla Agro Gida Sanayi VE Nakliyat AS (Consumer Staples)*	743
4,361	Ziraat Gayrimenkul Yatirim Ortakligi AS (Real Estate)	1,267
2,751	Zorlu Enerji Elektrik Uretim AS (Utilities)*	1,167

		346,119

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Arab Emirates – 2.4%
13,556	Abu Dhabi Commercial Bank PJSC (Financials)	$ 36,132
7,669	Abu Dhabi National Energy Co. PJSC (Utilities)	7,287
14,099	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	17,504
8,632	ADNOC Drilling Co. PJSC (Energy)	7,661
17,376	Aldar Properties PJSC (Real Estate)	22,471
6,753	Alpha Dhabi Holding PJSC (Industrials)*	49,641
14,841	Borouge PLC (Materials)	10,829
43,850	Dubai Electricity & Water Authority PJSC (Utilities)	27,817
14,205	Dubai Islamic Bank PJSC (Financials)	21,967
19,658	Emaar Properties PJSC (Real Estate)	32,540
11,976	Emirates NBD Bank PJSC (Financials)	43,202
16,949	Emirates Telecommunications Group Co. PJSC (Communication Services)	119,054
21,531	First Abu Dhabi Bank PJSC (Financials)	103,170
2,330	International Holding Co. PJSC (Industrials)*	258,121

		757,396

United States – 0.1%
3,399	JBS SA (Consumer Staples)	14,252

TOTAL COMMON STOCKS (Cost $28,734,640)		$31,065,277

Shares	Description	Rate	Value

Preferred Stocks – 2.2%
Brazil – 1.3%
1,182	Alpargatas SA (Consumer Discretionary)	2.64%	$ 3,765
25,279	Banco Bradesco SA (Financials)	4.11	74,893
1,237	Bradespar SA (Materials)	31.81	6,657
943	Braskem SA, Class A (Materials)	33.24	5,046
1,183	Centrais Eletricas Brasileiras SA, Class B (Utilities)	3.36	11,041
6,989	Cia Energetica de Minas Gerais (Utilities)	12.24	15,257

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Brazil – (continued)
5,559	Gerdau SA (Materials)	16.46%	$ 33,372
23,485	Itau Unibanco Holding SA (Financials)	2.05	116,112
25,168	Itausa SA (Financials)	4.77	42,499
22,244	Petroleo Brasileiro SA (Energy)	41.08	112,768
4,737	Raizen SA (Energy)	2.12	3,648
2,397	Usinas Siderurgicas de Minas Gerais SA Usiminas (Materials)	11.01	3,564

			428,622

Chile – 0.2%
696	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	6.15	68,648

Colombia – 0.1%
2,217	Bancolombia SA (Financials)	7.61	14,723

Russia – 0.0%
4,252	Sberbank of Russia PJSC (Financials)*(c)	0.00	—
31,665	Surgutneftegas PJSC (Energy)(c)	19.10	—
640	Tatneft PJSC (Energy)(c)	18.75	—

			—

South Korea – 0.6%
174	Hyundai Motor Co. (Consumer Discretionary)	6.33	10,845
109	Hyundai Motor Co. (Consumer Discretionary)	6.27	6,926
38	LG Chem Ltd. (Materials)	3.80	9,652
90	LG Electronics, Inc. (Consumer Discretionary)	1.96	3,129
4,009	Samsung Electronics Co. Ltd. (Information Technology)	2.60	169,923

			200,475

TOTAL PREFERRED STOCKS (Cost $675,886)			$ 712,468

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Units	Description	Expiration Month	Value

Right – 0.0%
Taiwan – 0.0%
1,422	Shanghai Commercial & Savings Bank Ltd. (The)
(Cost $0)		12/22	$ —

Shares	Description		Value

Exchange-Traded Fund – 0.9%
United States – 0.9%
12,873	iShares MSCI Malaysia ETF(b)
(Cost $302,161)			$ 292,217

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $29,712,687)			$32,069,962

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.2%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
391,992	3.727%	$ 391,992
(Cost $391,992)

TOTAL INVESTMENTS – 101.0% (Cost $30,104,679)		$32,461,954

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(341,588)

NET ASSETS – 100.0%		$32,120,366

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Market Value
Financials	21.7%
Information Technology	18.6
Consumer Discretionary	12.6
Materials	8.7
Communication Services	8.5
Industrials	7.5
Energy	6.1
Consumer Staples	5.8
Health Care	3.6
Utilities	3.0
Real Estate	1.8
Exchange-Traded Fund	0.9
Securities Lending Reinvestment Vehicle	1.2
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Australia – 8.7%
13,543	AGL Energy Ltd. (Utilities)	$ 72,195
13,447	Allkem Ltd. (Materials)*	122,925
58,819	Alumina Ltd. (Materials)	59,678
70,696	AMP Ltd. (Financials)*	64,389
5,430	Ampol Ltd. (Energy)	103,967
26,941	APA Group (Utilities)	201,894
14,063	Aristocrat Leisure Ltd. (Consumer Discretionary)	329,912
4,368	ASX Ltd. (Financials)	206,142
31,096	Atlas Arteria Ltd. (Industrials)	146,400
41,942	Aurizon Holdings Ltd. (Industrials)	107,017
64,825	Australia & New Zealand Banking Group Ltd. (Financials)	1,074,045
115,647	BHP Group Ltd. (Materials)	3,525,470
10,679	BlueScope Steel Ltd. (Materials)	125,370
31,556	Brambles Ltd. (Industrials)	255,921
7,574	carsales.com Ltd. (Communication Services)	115,852
9,913	Charter Hall Group REIT (Real Estate)	92,610
1,497	Cochlear Ltd. (Health Care)	214,584
29,637	Coles Group Ltd. (Consumer Staples)	336,422
38,716	Commonwealth Bank of Australia (Financials)	2,796,606
24,408	Dexus REIT (Real Estate)	130,768
1,377	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	61,214
3,599	EBOS Group Ltd. (Health Care)	91,537
28,739	Endeavour Group Ltd. (Consumer Staples)	134,148
41,356	Evolution Mining Ltd. (Materials)	74,503
3,968	Flutter Entertainment PLC (Consumer Discretionary)*	575,056
40,900	Fortescue Metals Group Ltd. (Materials)	530,833
234,553	Glencore PLC (Materials)	1,574,020
37,760	Goodman Group REIT (Real Estate)	483,504
43,627	GPT Group (The) REIT (Real Estate)	130,892
4,745	IDP Education Ltd. (Consumer Discretionary)	94,665
16,866	IGO Ltd. (Materials)	173,946
56,277	Insurance Australia Group Ltd. (Financials)	180,152
15,721	Lendlease Corp. Ltd. (Real Estate)	80,121
50,816	Lottery Corp. Ltd. (The) (Consumer Discretionary)*	156,885

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
20,511	Lynas Rare Earths Ltd. (Materials)*	$ 118,681
8,380	Macquarie Group Ltd. (Financials)	1,002,936
62,675	Medibank Pvt Ltd. (Financials)	122,982
3,744	Mineral Resources Ltd. (Materials)	219,193
89,699	Mirvac Group REIT (Real Estate)	133,959
72,011	National Australia Bank Ltd. (Financials)	1,521,041
20,350	Newcrest Mining Ltd. (Materials)	269,979
26,291	Northern Star Resources Ltd. (Materials)	186,635
10,286	Orica Ltd. (Materials)	102,157
38,907	Origin Energy Ltd. (Utilities)	204,800
6,939	OZ Minerals Ltd. (Materials)	127,469
54,466	Pilbara Minerals Ltd. (Materials)*	169,978
42,738	Qantas Airways Ltd. (Industrials)*	178,599
33,755	QBE Insurance Group Ltd. (Financials)	290,936
4,237	Ramsay Health Care Ltd. (Health Care)	186,737
1,143	REA Group Ltd. (Communication Services)	94,390
6,788	Reece Ltd. (Industrials)	69,734
8,476	Rio Tinto Ltd. (Materials)	622,245
24,360	Rio Tinto PLC (Materials)	1,620,227
76,231	Santos Ltd. (Energy)	377,784
118,367	Scentre Group REIT (Real Estate)	235,433
7,435	SEEK Ltd. (Communication Services)	109,941
4,088	Seven Group Holdings Ltd. (Industrials)(a)	57,383
10,862	Sonic Healthcare Ltd. (Health Care)	234,814
103,353	South32 Ltd. (Materials)	278,246
49,109	Stockland REIT (Real Estate)	124,976
28,801	Suncorp Group Ltd. (Financials)	229,913
261,024	Telstra Group Ltd. (Communication Services)	695,735
9,763	TPG Telecom Ltd. (Communication Services)	31,972
70,082	Transurban Group (Industrials)	670,686
16,472	Treasury Wine Estates Ltd. (Consumer Staples)	152,232
87,634	Vicinity Ltd. REIT (Real Estate)	119,138
5,270	Washington H Soul Pattinson & Co. Ltd. (Energy)	99,915
25,851	Wesfarmers Ltd. (Consumer Discretionary)	840,864
79,793	Westpac Banking Corp. (Financials)	1,270,207
18,754	Whitehaven Coal Ltd. (Energy)	126,098
3,953	WiseTech Global Ltd. (Information Technology)	150,871

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
43,357	Woodside Energy Group Ltd. (Energy)	$ 1,082,760
27,691	Woolworths Group Ltd. (Consumer Staples)	639,235

		29,194,524

Austria – 0.4%
5,963	ams-OSRAM AG (Information Technology)*	48,105
1,646	ANDRITZ AG (Industrials)	88,045
2,036	BAWAG Group AG (Financials)*(b)	103,477
929	CA Immobilien Anlagen AG (Real Estate)	30,323
7,944	Erste Group Bank AG (Financials)	242,114
808	EVN AG (Utilities)	14,709
319	Mayr Melnhof Karton AG (Materials)	53,210
11,080	Mondi PLC (Materials)	203,602
3,251	OMV AG (Energy)	167,905
3,095	Raiffeisen Bank International AG (Financials)*	47,897
739	Verbund AG (Utilities)	65,476
818	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	18,782
2,536	voestalpine AG (Materials)	67,787
2,493	Wienerberger AG (Materials)	64,635

		1,216,067

Belgium – 0.8%
504	Ackermans & van Haaren NV (Industrials)	78,361
3,926	Ageas SA/NV (Financials)	155,511
16,697	Anheuser-Busch InBev SA/NV (Consumer Staples)	963,616
1,592	Azelis Group NV (Industrials)	41,964
503	D’ieteren Group (Consumer Discretionary)	93,587
655	Elia Group SA/NV (Utilities)	91,721
1,195	Etablissements Franz Colruyt NV (Consumer Staples)	30,982
2,288	Groupe Bruxelles Lambert NV (Financials)	180,504
6,397	KBC Group NV (Financials)	347,381
3,240	Proximus SADP (Communication Services)	33,354
344	Sofina SA (Financials)	72,823
1,618	Solvay SA (Materials)	156,402
2,760	UCB SA (Health Care)	218,196
4,609	Umicore SA (Materials)	162,302

Shares	Description	Value

Common Stocks – (continued)
Belgium – (continued)
3,301	Warehouses De Pauw CVA REIT (Real Estate)	$ 85,992

		2,712,696

Brazil – 0.1%
3,710	Yara International ASA (Materials)	167,433

Chile – 0.0%
7,898	Antofagasta PLC (Materials)	132,480

China – 1.2%
93,059	Alibaba Health Information Technology Ltd. (Consumer Discretionary)*	76,183
38,069	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(b)	109,249
14,602	BYD Electronic International Co. Ltd. (Information Technology)	47,517
78,117	China Evergrande New Energy Vehicle Group Ltd. (Health Care)*(c)	—
48,860	China Gas Holdings Ltd. (Utilities)	62,034
69,350	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	309,190
39,882	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	69,795
191,273	CSPC Pharmaceutical Group Ltd. (Health Care)	244,804
54,293	ESR Group Ltd. (Real Estate)(b)	122,699
51,342	Fosun International Ltd. (Industrials)	39,071
1,787	Futu Holdings Ltd. ADR (Financials)*	109,883
136,324	Geely Automobile Holdings Ltd. (Consumer Discretionary)	198,753
5,988	NXP Semiconductors NV (Information Technology)	1,052,930
18,057	Prosus NV (Consumer Discretionary)*	1,161,839
28,068	Shimao Group Holdings Ltd. (Real Estate)*(c)	7,947
30,424	Wharf Holdings Ltd. (The) (Real Estate)	82,048
40,069	Wilmar International Ltd. (Consumer Staples)	119,888
37,045	Xinyi Glass Holdings Ltd. (Industrials)	71,000

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
63,529	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	$ 66,297

		3,951,127

Colombia – 0.0%
3,902	Millicom International Cellular SA SDR (Communication Services)*	51,868

Denmark – 2.6%
62	AP Moller – Maersk A/S, Class A (Industrials)	129,000
105	AP Moller – Maersk A/S, Class B (Industrials)	223,120
2,098	Carlsberg AS, Class B (Consumer Staples)	259,473
2,344	Chr Hansen Holding A/S (Materials)	141,671
2,791	Coloplast A/S, Class B (Health Care)	322,076
15,459	Danske Bank A/S (Financials)	272,855
2,059	Demant A/S (Health Care)*	57,007
4,133	DSV A/S (Industrials)	640,230
1,475	Genmab A/S (Health Care)*	667,494
36,879	Novo Nordisk A/S, Class B (Health Care)	4,513,066
4,628	Novozymes A/S, Class B (Materials)	262,930
4,079	Orsted AS (Utilities)(b)	350,377
2,083	Pandora A/S (Consumer Discretionary)	152,137
7,890	Tryg A/S (Financials)	180,765
22,374	Vestas Wind Systems A/S (Industrials)	555,842

		8,728,043

Faroe Islands – 0.0%
1,132	Bakkafrost P/F (Consumer Staples)	61,305

Finland – 1.3%
3,357	Elisa OYJ (Communication Services)	171,997
9,671	Fortum OYJ (Utilities)	151,507
2,169	Huhtamaki OYJ (Materials)	78,345
5,507	Kesko OYJ, Class B (Consumer Staples)	116,184
8,070	Kone OYJ, Class B (Industrials)	394,774
15,807	Metso Outotec OYJ (Industrials)	145,635
10,812	Neste OYJ (Energy)	549,281
119,273	Nokia OYJ (Information Technology)	571,433
75,685	Nordea Bank Abp (Financials)*	780,226
2,333	Orion OYJ, Class B (Health Care)	121,886

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
9,901	Sampo OYJ, Class A (Financials)	$ 494,844
13,202	Stora Enso OYJ, Class R (Materials)	189,968
12,051	UPM-Kymmene OYJ (Materials)	433,919
12,565	Wartsila OYJ Abp (Industrials)	106,580

		4,306,579

France – 9.7%
9,144	Adevinta ASA (Communication Services)*	70,842
640	Aeroports de Paris (Industrials)*	96,705
11,900	Air Liquide SA (Materials)	1,693,587
13,331	Airbus SE (Industrials)	1,498,909
51,797	AXA SA (Financials)	1,441,052
1,091	BioMerieux (Health Care)	107,909
25,673	BNP Paribas SA (Financials)	1,412,380
18,069	Bollore SE (Communication Services)	99,721
6,500	Bouygues SA (Industrials)	197,837
3,703	Capgemini SE (Information Technology)	651,988
13,316	Carrefour SA (Consumer Staples)	225,200
9,711	Cie de Saint-Gobain (Industrials)	437,403
16,308	Cie Generale des Etablissements Michelin (Consumer Discretionary)	448,754
32,632	Credit Agricole SA (Financials)	322,892
14,742	Danone SA (Consumer Staples)	760,170
15,482	Dassault Systemes (Information Technology)	559,292
14,796	Electricite de France SA (Utilities)	182,816
39,570	Engie SA (Utilities)	591,592
6,942	EssilorLuxottica SA (Health Care)	1,267,311
774	Hermes International (Consumer Discretionary)	1,229,294
1,636	Kering (Consumer Discretionary)	955,790
5,527	L’Oreal SA (Consumer Staples)	2,019,123
5,971	Legrand SA (Industrials)	476,350
5,880	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	4,463,868
45,713	Orange SA (Communication Services)	459,764
4,568	Pernod Ricard SA (Consumer Staples)(a)	888,715
8,646	Safran SA (Industrials)	1,045,315
24,703	Sanofi (Health Care)	2,199,658
551	Sartorius Stedim Biotech (Health Care)	183,420
18,876	Societe Generale SA (Financials)	466,262
1,898	Sodexo SA (Consumer Discretionary)	179,207

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
1,323	Teleperformance (Industrials)	$ 293,424
2,411	Thales SA (Industrials)	303,236
59,807	TotalEnergies SE (Energy)(a)	3,713,908
13,072	Vinci SA (Industrials)	1,300,465
5,087	Worldline SA (Information Technology)*(b)	235,441

		32,479,600

Germany – 6.9%
3,716	adidas AG (Consumer Discretionary)	467,789
9,046	Allianz SE (Financials)	1,903,360
20,975	BASF SE (Materials)	1,047,774
21,657	Bayer AG (Health Care)	1,234,926
7,327	Bayerische Motoren Werke AG (Consumer Discretionary)	651,144
2,234	Beiersdorf AG (Consumer Staples)	239,110
2,052	BioNTech SE ADR (Health Care)	338,055
837	Carl Zeiss Meditec AG (Health Care)	111,304
2,466	Continental AG (Consumer Discretionary)	145,441
4,279	Covestro AG (Materials)(b)	168,172
8,909	Daimler Truck Holding AG (Industrials)*	287,762
41,309	Deutsche Bank AG (Financials)	430,527
4,187	Deutsche Boerse AG (Financials)	758,331
22,148	Deutsche Post AG (Industrials)	862,702
74,054	Deutsche Telekom AG (Communication Services)	1,479,702
48,676	E.ON SE (Utilities)	457,288
4,046	Evonik Industries AG (Materials)	78,008
4,546	Fresenius Medical Care AG & Co. KGaA (Health Care)	139,113
9,084	Fresenius SE & Co. KGaA (Health Care)	248,425
1,371	Hannover Rueck SE (Financials)	256,356
554	Hapag-Lloyd AG (Industrials)(a)(b)	115,454
3,303	HeidelbergCement AG (Materials)	177,257
2,302	Henkel AG & Co. KGaA (Consumer Staples)	150,985
27,994	Infineon Technologies AG (Information Technology)	908,533
1,510	Knorr-Bremse AG (Industrials)	84,331
18,872	Mercedes-Benz Group AG (Consumer Discretionary)	1,251,392
2,951	Merck KGaA (Health Care)	528,091
1,186	MTU Aero Engines AG (Industrials)	244,721

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
3,198	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	$ 991,798
2,296	Puma SE (Consumer Discretionary)	115,131
14,275	RWE AG (Utilities)	617,327
23,675	SAP SE (Information Technology)	2,546,418
18,247	Siemens AG (Industrials)	2,465,365
9,947	Siemens Energy AG (Industrials)(a)	161,925
6,328	Siemens Healthineers AG (Health Care)(b)	330,082
2,937	Symrise AG (Materials)	329,474
1,217	Talanx AG (Financials)	53,331
17,919	Telefonica Deutschland Holding AG (Communication Services)	42,214
1,263	Vantage Towers AG (Communication Services)	42,551
654	Volkswagen AG (Consumer Discretionary)	123,264
17,268	Vonovia SE (Real Estate)	417,652
5,294	Zalando SE (Consumer Discretionary)*(b)	162,112

		23,164,697

Hong Kong – 2.5%
272,352	AIA Group Ltd. (Financials)	2,739,047
22,081	Cathay Pacific Airways Ltd. (Industrials)*(a)	22,801
37,089	CK Asset Holdings Ltd. (Real Estate)	221,189
13,866	CK Infrastructure Holdings Ltd. (Utilities)	69,814
43,138	CLP Holdings Ltd. (Utilities)	312,806
40,490	Hang Lung Properties Ltd. (Real Estate)	74,594
16,521	Hang Seng Bank Ltd. (Financials)	254,413
29,992	Henderson Land Development Co. Ltd. (Real Estate)	98,750
51,911	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	38,374
77,843	HKT Trust & HKT Ltd. (Communication Services)	94,543
247,767	Hong Kong & China Gas Co. Ltd. (Utilities)	210,771
28,929	Hong Kong Exchanges & Clearing Ltd. (Financials)	1,134,107
26,399	Hongkong Land Holdings Ltd. (Real Estate)	105,860
4,489	Jardine Matheson Holdings Ltd. (Industrials)	216,909
48,129	Link REIT (Real Estate)	323,717
35,647	MTR Corp. Ltd. (Industrials)	171,487
31,239	New World Development Co. Ltd. (Real Estate)	73,960

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
31,204	Power Assets Holdings Ltd. (Utilities)	$ 160,507
62,717	Prudential PLC (Financials)	731,511
223,887	Sino Biopharmaceutical Ltd., 02/28/23 (Health Care)	131,369
74,377	Sino Land Co. Ltd. (Real Estate)	92,525
31,850	Sun Hung Kai Properties Ltd. (Real Estate)	382,339
10,546	Swire Pacific Ltd., Class A (Real Estate)	82,485
18,750	Swire Pacific Ltd., Class B (Real Estate)	22,508
24,026	Swire Properties Ltd. (Real Estate)	53,805
31,443	Techtronic Industries Co. Ltd. (Industrials)	373,828
172,494	WH Group Ltd. (Consumer Staples)(b)	100,993
33,640	Wharf Real Estate Investment Co. Ltd. (Real Estate)	155,152

		8,450,164

Ireland – 0.6%
2,935	AerCap Holdings NV (Industrials)*	180,209
17,156	CRH PLC (Materials)	671,434
3,568	Kerry Group PLC, Class A (Consumer Staples)	332,625
3,491	Kingspan Group PLC (Industrials)	192,091
4,398	Ryanair Holdings PLC ADR (Industrials)*	332,885
5,873	Smurfit Kappa Group PLC (Materials)	206,993

		1,916,237

Israel – 0.9%
1,484	Airport City Ltd. (Real Estate)*	25,845
3,361	Alony Hetz Properties & Investments Ltd. (Real Estate)	38,478
4,906	Amot Investments Ltd. (Real Estate)	31,083
876	Ashtrom Group Ltd. (Industrials)	18,151
834	Azrieli Group Ltd. (Real Estate)	58,037
27,016	Bank Hapoalim BM (Financials)	255,416
34,188	Bank Leumi Le-Israel BM (Financials)	304,494
46,282	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	84,508
305	Big Shopping Centers Ltd. (Real Estate)	34,944
2,295	Check Point Software Technologies Ltd. (Information Technology)*	304,845
216	Delek Group Ltd. (Energy)*	27,045
565	Elbit Systems Ltd. (Industrials)	97,270
212	Elco Ltd. (Industrials)	12,012

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
5,880	Energix-Renewable Energies Ltd. (Utilities)	$ 21,302
22,791	Enlight Renewable Energy Ltd. (Utilities)*	50,453
147	Fattal Holdings 1998 Ltd. (Consumer Discretionary)*	14,741
1,183	First International Bank Of Israel Ltd. (The) (Financials)	50,779
177	Fox Wizel Ltd. (Consumer Discretionary)	19,545
652	Gav-Yam Lands Corp. Ltd. (Real Estate)	5,491
1,731	Global-e Online Ltd. (Consumer Discretionary)*	37,338
2,544	Harel Insurance Investments & Financial Services Ltd. (Financials)	24,664
16,433	ICL Group Ltd. (Materials)	133,739
90	Israel Corp. Ltd. (Materials)	35,945
26,963	Israel Discount Bank Ltd., Class A (Financials)	156,528
1,436	JFrog Ltd. (Information Technology)*	31,563
1,135	Kornit Digital Ltd. (Industrials)*	29,101
737	Matrix IT Ltd. (Information Technology)	16,834
1,092	Maytronics Ltd. (Consumer Discretionary)	12,210
526	Melisron Ltd. (Real Estate)	38,860
14,457	Mivne Real Estate KD Ltd. (Real Estate)	47,851
3,427	Mizrahi Tefahot Bank Ltd. (Financials)	124,057
1,450	Nice Ltd. (Information Technology)*	271,904
608	Nova Ltd. (Information Technology)*	49,816
2,123	OPC Energy Ltd. (Utilities)*	23,369
3,702	Phoenix Holdings Ltd. (The) (Financials)	42,210
2,053	Plus500 Ltd. (Financials)	46,625
3,241	Shapir Engineering and Industry Ltd. (Industrials)	27,541
5,320	Shikun & Binui Ltd. (Industrials)*	20,584
6,056	Shufersal Ltd. (Consumer Staples)	38,983
1,136	Strauss Group Ltd. (Consumer Staples)	28,045
25,217	Teva Pharmaceutical Industries Ltd. (Health Care)*	215,605
2,496	Tower Semiconductor Ltd. (Information Technology)*	109,525
1,272	Wix.com Ltd. (Information Technology)*	115,103
1,839	ZIM Integrated Shipping Services Ltd. (Industrials)(a)	38,656

		3,171,095

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – 2.0%
35,200	A2A SpA (Utilities)	$ 46,283
2,833	Amplifon SpA (Health Care)	78,321
25,479	Assicurazioni Generali SpA (Financials)	444,412
4,885	Banca Mediolanum SpA (Financials)	40,530
12,133	Davide Campari-Milano NV (Consumer Staples)	125,240
216	DiaSorin SpA (Health Care)	28,234
177,407	Enel SpA (Utilities)	937,813
55,487	Eni SpA (Energy)	818,362
2,898	Ferrari NV (Consumer Discretionary)	632,294
13,934	FinecoBank Banca Fineco SpA (Financials)	221,520
19,409	Hera SpA (Utilities)	52,739
7,156	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	69,983
1,636	Interpump Group SpA (Industrials)	71,592
390,903	Intesa Sanpaolo SpA (Financials)	854,091
9,014	Leonardo SpA (Industrials)	71,132
13,886	Mediobanca Banca di Credito Finanziario SpA (Financials)	131,739
4,487	Moncler SpA (Consumer Discretionary)	226,613
14,215	Nexi SpA (Information Technology)*(b)	123,005
8,958	Pirelli & C SpA (Consumer Discretionary)(b)	39,108
10,541	Poste Italiane SpA (Financials)(b)	101,871
11,700	PRADA SpA (Consumer Discretionary)	64,080
5,840	Prysmian SpA (Industrials)	200,840
2,226	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	93,147
44,893	Snam SpA (Utilities)	225,019
732	Stevanato Group SpA (Health Care)	11,207
229,932	Telecom Italia SpA (Communication Services)*	48,818
137,648	Telecom Italia SpA-RSP (Communication Services)*	28,530
32,130	Terna - Rete Elettrica Nazionale (Utilities)	241,834
43,560	UniCredit SpA (Financials)	584,147
9,715	UnipolSai Assicurazioni SpA (Financials)	24,427

		6,636,931

Japan – 23.2%
706	ABC-Mart, Inc. (Consumer Discretionary)	35,265
8,983	Acom Co. Ltd. (Financials)	20,665
4,246	Advantest Corp. (Information Technology)	277,813

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
16,617	Aeon Co. Ltd. (Consumer Staples)	$ 336,174
2,101	Aeon Mall Co. Ltd. (Real Estate)	24,919
4,437	AGC, Inc. (Industrials)	146,268
4,399	Air Water, Inc. (Materials)	50,913
3,539	Aisin Corp. (Consumer Discretionary)	95,488
12,154	Ajinomoto Co., Inc. (Consumer Staples)	377,581
4,005	Alfresa Holdings Corp. (Health Care)	47,817
7,708	Amada Co. Ltd. (Industrials)	60,652
9,952	ANA Holdings, Inc. (Industrials)*	210,002
11,038	Asahi Group Holdings Ltd. (Consumer Staples)	347,894
4,993	Asahi Intecc Co. Ltd. (Health Care)	86,377
30,269	Asahi Kasei Corp. (Materials)	221,041
41,486	Astellas Pharma, Inc. (Health Care)	632,666
2,934	Azbil Corp. (Information Technology)	87,784
4,280	Bandai Namco Holdings, Inc. (Consumer Discretionary)	277,430
3,002	BayCurrent Consulting, Inc. (Industrials)	96,058
1,688	Benefit One, Inc. (Industrials)	26,129
12,930	Bridgestone Corp. (Consumer Discretionary)	478,782
5,568	Brother Industries Ltd. (Information Technology)	88,344
1,818	Calbee, Inc. (Consumer Staples)	37,835
22,653	Canon, Inc. (Information Technology)	521,438
3,634	Capcom Co. Ltd. (Communication Services)	108,728
4,835	Casio Computer Co. Ltd. (Consumer Discretionary)	46,430
3,888	Central Japan Railway Co. (Industrials)	463,361
15,297	Chiba Bank Ltd. (The) (Financials)	91,427
16,637	Chubu Electric Power Co., Inc. (Utilities)	153,565
14,550	Chugai Pharmaceutical Co. Ltd. (Health Care)	377,879
7,113	Chugoku Electric Power Co., Inc. (The) (Utilities)	36,447
2,762	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	28,899
24,489	Concordia Financial Group Ltd. (Financials)	83,713
424	Cosmos Pharmaceutical Corp. (Consumer Staples)	42,418
9,410	CyberAgent, Inc. (Communication Services)	82,879
5,324	Dai Nippon Printing Co. Ltd. (Industrials)	108,395
2,629	Daifuku Co. Ltd. (Industrials)	132,637

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
21,472	Dai-ichi Life Holdings, Inc. (Financials)	$ 391,386
43,173	Daiichi Sankyo Co. Ltd. (Health Care)	1,397,847
6,061	Daikin Industries Ltd. (Industrials)	973,174
1,376	Daito Trust Construction Co. Ltd. (Real Estate)	151,070
13,872	Daiwa House Industry Co. Ltd. (Real Estate)	314,044
49	Daiwa House REIT Investment Corp. REIT (Real Estate)	107,980
31,717	Daiwa Securities Group, Inc. (Financials)	138,196
9,772	Denso Corp. (Consumer Discretionary)	526,206
4,627	Dentsu Group, Inc. (Communication Services)	145,899
651	Disco Corp. (Information Technology)	189,412
7,799	East Japan Railway Co. (Industrials)	436,563
2,087	Ebara Corp. (Industrials)	78,670
6,126	Eisai Co. Ltd. (Health Care)	409,688
3,775	Electric Power Development Co. Ltd. (Utilities)	57,299
67,376	ENEOS Holdings, Inc. (Energy)	225,005
4,336	FANUC Corp. (Industrials)	632,812
1,246	Fast Retailing Co. Ltd. (Consumer Discretionary)	721,580
2,490	Food & Life Cos. Ltd. (Consumer Discretionary)	44,522
3,039	Fuji Electric Co. Ltd. (Industrials)	122,396
8,552	FUJIFILM Holdings Corp. (Information Technology)	448,315
4,308	Fujitsu Ltd. (Information Technology)	570,067
3,956	Fukuoka Financial Group, Inc. (Financials)	76,291
99	GLP J REIT (Real Estate)	109,259
996	GMO Payment Gateway, Inc. (Information Technology)	86,795
4,997	Hakuhodo DY Holdings, Inc. (Communication Services)	47,664
3,214	Hamamatsu Photonics KK (Information Technology)	164,915
5,287	Hankyu Hanshin Holdings, Inc. (Industrials)	162,543
1,031	Harmonic Drive Systems, Inc. (Industrials)	27,042
5,780	Haseko Corp. (Consumer Discretionary)	62,837
433	Hikari Tsushin, Inc. (Consumer Discretionary)	59,485
6,111	Hino Motors Ltd. (Industrials)*	27,152

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
684	Hirose Electric Co. Ltd. (Information Technology)	$ 89,213
1,490	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	41,324
2,341	Hitachi Construction Machinery Co. Ltd. (Industrials)	53,853
21,191	Hitachi Ltd. (Industrials)	1,108,450
902	Hitachi Transport System Ltd. (Industrials)	57,466
36,238	Honda Motor Co. Ltd. (Consumer Discretionary)	871,540
2,513	Hoshizaki Corp. (Industrials)	83,473
8,058	Hoya Corp. (Health Care)	811,921
10,847	Hulic Co. Ltd. (Real Estate)	89,627
2,685	Ibiden Co. Ltd. (Information Technology)	106,022
4,659	Idemitsu Kosan Co. Ltd. (Energy)	108,178
3,054	IHI Corp. (Industrials)	82,292
3,354	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	52,711
21,710	Inpex Corp. (Energy)	238,508
7,659	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	72,671
13,490	Isuzu Motors Ltd. (Consumer Discretionary)	173,435
1,252	Ito En Ltd. (Consumer Staples)	47,284
33,204	ITOCHU Corp. (Industrials)	1,020,106
1,989	Itochu Techno-Solutions Corp. (Information Technology)	47,751
5,581	J Front Retailing Co. Ltd. (Consumer Discretionary)	46,355
9,643	Japan Airlines Co. Ltd. (Industrials)*	188,866
11,950	Japan Exchange Group, Inc. (Financials)	169,179
160	Japan Metropolitan Fund Invest REIT (Real Estate)	126,243
9,142	Japan Post Bank Co. Ltd. (Financials)	68,857
50,851	Japan Post Holdings Co. Ltd. (Financials)	392,843
4,468	Japan Post Insurance Co. Ltd. (Financials)	73,229
25,149	Japan Tobacco, Inc. (Consumer Staples)	507,432
12,069	JFE Holdings, Inc. (Materials)	131,986
5,124	JGC Holdings Corp. (Industrials)	69,512
4,495	JSR Corp. (Materials)	92,548
5,182	JTEKT Corp. (Consumer Discretionary)	37,508
9,681	Kajima Corp. (Industrials)	107,536
2,897	Kakaku.com, Inc. (Communication Services)	50,408

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
16,801	Kansai Electric Power Co., Inc. (The) (Utilities)	$ 140,390
4,504	Kansai Paint Co. Ltd. (Materials)	60,585
10,488	Kao Corp. (Consumer Staples)	410,456
3,509	Kawasaki Heavy Industries Ltd. (Industrials)	73,580
5,227	Kawasaki Kisen Kaisha Ltd. (Industrials)	97,318
34,126	KDDI Corp. (Communication Services)	1,005,389
2,271	Keihan Holdings Co. Ltd. (Industrials)	56,311
5,432	Keikyu Corp. (Industrials)	56,056
2,452	Keio Corp. (Industrials)	89,969
3,303	Keisei Electric Railway Co. Ltd. (Industrials)	92,670
2,326	Kewpie Corp. (Consumer Staples)	40,789
4,275	Keyence Corp. (Information Technology)	1,750,563
3,202	Kikkoman Corp. (Consumer Staples)	177,149
3,883	Kintetsu Group Holdings Co. Ltd. (Industrials)	136,353
17,096	Kirin Holdings Co. Ltd. (Consumer Staples)	265,249
1,102	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	67,128
3,085	Kobe Bussan Co. Ltd. (Consumer Staples)	79,037
2,574	Koei Tecmo Holdings Co. Ltd. (Communication Services)	43,810
5,614	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	87,103
21,196	Komatsu Ltd. (Industrials)	482,887
2,133	Konami Group Corp. (Communication Services)	98,594
745	Kose Corp. (Consumer Staples)	77,362
26,592	Kubota Corp. (Industrials)	386,855
7,350	Kuraray Co. Ltd. (Materials)	57,730
2,515	Kurita Water Industries Ltd. (Industrials)	109,943
7,540	Kyocera Corp. (Information Technology)	377,216
5,635	Kyowa Kirin Co. Ltd. (Health Care)	128,215
9,984	Kyushu Electric Power Co., Inc. (Utilities)	51,372
3,109	Kyushu Railway Co. (Industrials)	67,398
1,751	Lasertec Corp. (Information Technology)	315,403
1,020	Lawson, Inc. (Consumer Staples)	36,000
5,750	Lion Corp. (Consumer Staples)	60,368
6,361	Lixil Corp. (Industrials)	96,140
9,324	M3, Inc. (Health Care)	280,976
5,560	Makita Corp. (Industrials)	124,715
38,056	Marubeni Corp. (Industrials)	422,178

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
4,075	Marui Group Co. Ltd. (Financials)	$ 68,160
2,680	MatsukiyoCocokara & Co. (Consumer Staples)	109,858
13,311	Mazda Motor Corp. (Consumer Discretionary)	104,073
1,942	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	71,117
23,081	Mebuki Financial Group, Inc. (Financials)	51,607
3,977	Medipal Holdings Corp. (Health Care)	52,156
2,850	MEIJI Holdings Co. Ltd. (Consumer Staples)	134,800
2,347	Mercari, Inc. (Consumer Discretionary)*	47,280
8,641	MINEBEA MITSUMI, Inc. (Industrials)	138,898
6,482	MISUMI Group, Inc. (Industrials)	155,616
30,943	Mitsubishi Chemical Group Corp. (Materials)	161,700
30,473	Mitsubishi Corp. (Industrials)	1,005,648
44,746	Mitsubishi Electric Corp. (Industrials)	441,720
26,659	Mitsubishi Estate Co. Ltd. (Real Estate)	370,635
4,316	Mitsubishi Gas Chemical Co., Inc. (Materials)	60,654
16,251	Mitsubishi HC Capital, Inc. (Financials)	76,166
7,051	Mitsubishi Heavy Industries Ltd. (Industrials)	275,744
2,862	Mitsubishi Materials Corp. (Materials)	44,856
14,239	Mitsubishi Motors Corp. (Consumer Discretionary)*	64,899
254,675	Mitsubishi UFJ Financial Group, Inc. (Financials)	1,378,136
33,359	Mitsui & Co. Ltd. (Industrials)	952,192
3,979	Mitsui Chemicals, Inc. (Materials)	88,397
20,062	Mitsui Fudosan Co. Ltd. (Real Estate)	399,184
8,010	Mitsui OSK Lines Ltd. (Industrials)	193,161
2,158	Miura Co. Ltd. (Industrials)	50,416
54,149	Mizuho Financial Group, Inc. (Financials)	666,288
5,553	MonotaRO Co. Ltd. (Industrials)	92,961
10,256	MS&AD Insurance Group Holdings, Inc. (Financials)	301,344
14,002	Murata Manufacturing Co. Ltd. (Information Technology)	748,967
2,440	Nabtesco Corp. (Industrials)	59,627
4,400	Nagoya Railroad Co. Ltd. (Industrials)	71,231
5,733	NEC Corp. (Information Technology)	199,468
9,683	Nexon Co. Ltd. (Communication Services)	200,821
6,886	NGK Insulators Ltd. (Industrials)	89,369

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
4,416	NGK Spark Plug Co. Ltd. (Consumer Discretionary)	$ 84,814
2,307	NH Foods Ltd. (Consumer Staples)	61,172
2,722	Nichirei Corp. (Consumer Staples)	54,249
11,255	Nidec Corp. (Industrials)	688,334
6,711	Nihon M&A Center Holdings, Inc. (Industrials)	88,492
7,766	Nikon Corp. (Consumer Discretionary)	74,243
26,109	Nintendo Co. Ltd. (Communication Services)	1,102,812
37	Nippon Building Fund, Inc. REIT (Real Estate)	169,700
1,890	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	109,575
20,538	Nippon Paint Holdings Co. Ltd. (Materials)	164,846
52	Nippon Prologis REIT, Inc. REIT (Real Estate)	125,770
4,064	Nippon Sanso Holdings Corp. (Materials)	66,199
1,437	Nippon Shinyaku Co. Ltd. (Health Care)	83,312
19,615	Nippon Steel Corp. (Materials)	308,198
48,849	Nippon Telegraph & Telephone Corp. (Communication Services)	1,337,274
3,318	Nippon Television Holdings, Inc. (Communication Services)	25,181
11,173	Nippon Yusen KK (Industrials)	243,173
2,894	Nissan Chemical Corp. (Materials)	139,785
50,378	Nissan Motor Co. Ltd. (Consumer Discretionary)	177,337
5,382	Nisshin Seifun Group, Inc. (Consumer Staples)	62,290
1,502	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	112,806
1,857	Nitori Holdings Co. Ltd. (Consumer Discretionary)	207,139
3,333	Nitto Denko Corp. (Materials)	205,655
66,766	Nomura Holdings, Inc. (Financials)	239,571
2,506	Nomura Real Estate Holdings, Inc. (Real Estate)	59,624
103	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	127,329
8,434	Nomura Research Institute Ltd. (Information Technology)	181,083

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
10,483	NSK Ltd. (Industrials)	$ 57,095
14,329	NTT Data Corp. (Information Technology)	215,849
14,373	Obayashi Corp. (Industrials)	105,475
626	OBIC Business Consultants Co. Ltd. (Information Technology)	20,973
1,429	Obic Co. Ltd. (Information Technology)	222,225
7,771	Odakyu Electric Railway Co. Ltd. (Industrials)	100,354
19,543	Oji Holdings Corp. (Materials)	73,948
27,768	Olympus Corp. (Health Care)	558,385
4,380	Omron Corp. (Information Technology)	221,103
9,076	Ono Pharmaceutical Co. Ltd. (Health Care)	228,689
1,678	Open House Group Co. Ltd. (Consumer Discretionary)	69,506
757	Oracle Corp. Japan (Information Technology)	43,562
4,540	Oriental Land Co. Ltd. (Consumer Discretionary)	641,600
26,956	ORIX Corp. (Financials)	427,019
63	Orix JREIT, Inc. REIT (Real Estate)	87,362
9,029	Osaka Gas Co. Ltd. (Utilities)	137,305
2,406	Otsuka Corp. (Information Technology)	78,798
9,228	Otsuka Holdings Co. Ltd. (Health Care)	310,157
8,711	Pan Pacific International Holdings Corp. (Consumer Discretionary)	148,825
51,897	Panasonic Holdings Corp. (Consumer Discretionary)	473,820
2,901	Park24 Co. Ltd. (Industrials)*	41,683
4,212	Persol Holdings Co. Ltd. (Industrials)	95,082
1,880	Pola Orbis Holdings, Inc. (Consumer Staples)	24,062
1,711	Rakus Co. Ltd. (Information Technology)	21,090
20,142	Rakuten Group, Inc. (Consumer Discretionary)	94,258
31,765	Recruit Holdings Co. Ltd. (Industrials)	985,457
26,115	Renesas Electronics Corp. (Information Technology)*	246,290
53,537	Resona Holdings, Inc. (Financials)	253,566
13,417	Ricoh Co. Ltd. (Information Technology)	104,421
776	Rinnai Corp. (Consumer Discretionary)	56,612
1,948	Rohm Co. Ltd. (Information Technology)	151,468

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,540	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	$ 57,528
8,350	Santen Pharmaceutical Co. Ltd. (Health Care)	66,661
6,103	SBI Holdings, Inc. (Financials)	114,502
980	SCREEN Holdings Co. Ltd. (Information Technology)	63,418
3,269	SCSK Corp. (Information Technology)	51,586
4,735	Secom Co. Ltd. (Industrials)	287,921
3,531	Sega Sammy Holdings, Inc. (Consumer Discretionary)	46,130
5,088	Seibu Holdings, Inc. (Industrials)	50,318
6,757	Seiko Epson Corp. (Information Technology)	104,207
8,982	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	124,038
13,527	Sekisui House Ltd. (Consumer Discretionary)	248,845
16,885	Seven & i Holdings Co. Ltd. (Consumer Staples)	675,085
13,799	Seven Bank Ltd. (Financials)	25,810
9,275	SG Holdings Co. Ltd. (Industrials)	141,578
6,131	Sharp Corp. (Consumer Discretionary)(a)	42,751
6,448	Shimadzu Corp. (Information Technology)	193,153
525	Shimamura Co. Ltd. (Consumer Discretionary)	46,992
1,814	Shimano, Inc. (Consumer Discretionary)	303,937
12,579	Shimizu Corp. (Industrials)	66,528
9,132	Shin-Etsu Chemical Co. Ltd. (Materials)	1,149,844
1,516	Shinko Electric Industries Co. Ltd. (Information Technology)	41,339
1,666	Shinsei Bank Ltd. (Financials)	27,926
6,833	Shionogi & Co. Ltd. (Health Care)	340,328
9,051	Shiseido Co. Ltd. (Consumer Staples)	376,141
11,539	Shizuoka Financial Group, Inc. (Financials)	83,107
4,068	Showa Denko KK (Materials)	63,787
1,402	SMC Corp. (Industrials)	620,521
63,234	SoftBank Corp. (Communication Services)	678,608
24,025	SoftBank Group Corp. (Communication Services)	1,024,773
1,666	Sohgo Security Services Co. Ltd. (Industrials)	44,474
5,212	Sojitz Corp. (Industrials)	91,062

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
7,071	Sompo Holdings, Inc. (Financials)	$ 307,032
28,154	Sony Group Corp. (Consumer Discretionary)	2,270,842
2,007	Square Enix Holdings Co. Ltd. (Communication Services)	89,031
3,339	Stanley Electric Co. Ltd. (Consumer Discretionary)	66,833
13,866	Subaru Corp. (Consumer Discretionary)	233,667
777	Sugi Holdings Co. Ltd. (Consumer Staples)	34,468
7,766	SUMCO Corp. (Information Technology)	112,589
35,735	Sumitomo Chemical Co. Ltd. (Materials)	127,534
26,910	Sumitomo Corp. (Industrials)	433,329
16,919	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	194,058
2,621	Sumitomo Heavy Industries Ltd. (Industrials)	54,697
5,570	Sumitomo Metal Mining Co. Ltd. (Materials)	185,414
27,583	Sumitomo Mitsui Financial Group, Inc. (Financials)	923,716
7,149	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	225,782
3,860	Sumitomo Pharma Co. Ltd. (Health Care)	29,516
6,942	Sumitomo Realty & Development Co. Ltd. (Real Estate)	184,868
4,045	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	34,438
1,540	Sundrug Co. Ltd. (Consumer Staples)	40,393
2,843	Suntory Beverage & Food Ltd. (Consumer Staples)	95,045
1,466	Suzuken Co. Ltd. (Health Care)	38,819
9,484	Suzuki Motor Corp. (Consumer Discretionary)	333,918
3,477	Sysmex Corp. (Health Care)	207,264
11,688	T&D Holdings, Inc. (Financials)	139,713
4,020	Taisei Corp. (Industrials)	119,989
920	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	36,921
2,792	Taiyo Yuden Co. Ltd. (Information Technology)	87,338
34,773	Takeda Pharmaceutical Co. Ltd. (Health Care)	1,009,249
2,056	TBS Holdings, Inc. (Communication Services)	23,103
8,631	TDK Corp. (Information Technology)	301,844

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
4,129	Teijin Ltd. (Materials)	$ 39,296
16,244	Terumo Corp. (Health Care)	470,650
2,643	THK Co. Ltd. (Industrials)	50,553
5,056	TIS, Inc. (Information Technology)	140,948
4,110	Tobu Railway Co. Ltd. (Industrials)	97,492
132	Toei Animation Co. Ltd. (Communication Services)	13,745
2,433	Toho Co. Ltd. (Communication Services)	92,236
2,036	Toho Gas Co. Ltd. (Utilities)	39,264
10,583	Tohoku Electric Power Co., Inc. (Utilities)	49,525
42,097	Tokio Marine Holdings, Inc. (Financials)	852,861
865	Tokyo Century Corp. (Financials)	29,259
33,886	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	121,178
3,402	Tokyo Electron Ltd. (Information Technology)	1,099,299
9,356	Tokyo Gas Co. Ltd. (Utilities)	169,365
12,534	Tokyu Corp. (Industrials)	157,102
13,573	Tokyu Fudosan Holdings Corp. (Real Estate)	72,174
6,056	TOPPAN, Inc. (Industrials)	92,528
34,164	Toray Industries, Inc. (Materials)	180,834
9,562	Toshiba Corp. (Industrials)	321,383
6,551	Tosoh Corp. (Materials)	76,195
3,485	TOTO Ltd. (Industrials)	118,506
2,002	Toyo Suisan Kaisha Ltd. (Consumer Staples)	82,783
1,656	Toyota Boshoku Corp. (Consumer Discretionary)	22,679
3,530	Toyota Industries Corp. (Industrials)	197,573
247,177	Toyota Motor Corp. (Consumer Discretionary)	3,561,340
5,049	Toyota Tsusho Corp. (Industrials)	189,238
3,031	Trend Micro, Inc. (Information Technology)	147,923
855	Tsuruha Holdings, Inc. (Consumer Staples)	54,349
9,045	Unicharm Corp. (Consumer Staples)	329,481
71	United Urban Investment Corp. REIT (Real Estate)	78,459
4,482	USS Co. Ltd. (Consumer Discretionary)	73,747
2,099	Welcia Holdings Co. Ltd. (Consumer Staples)	45,428
5,007	West Japan Railway Co. (Industrials)	209,408

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
472	Workman Co. Ltd. (Consumer Discretionary)	$ 16,676
2,896	Yakult Honsha Co. Ltd. (Consumer Staples)	181,597
15,028	Yamada Holdings Co. Ltd. (Consumer Discretionary)	51,371
3,725	Yamaha Corp. (Consumer Discretionary)	144,419
6,921	Yamaha Motor Co. Ltd. (Consumer Discretionary)	169,379
7,035	Yamato Holdings Co. Ltd. (Industrials)	115,603
2,941	Yamazaki Baking Co. Ltd. (Consumer Staples)	33,322
5,689	Yaskawa Electric Corp. (Industrials)	181,221
5,838	Yokogawa Electric Corp. (Information Technology)	107,355
3,017	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	48,755
60,602	Z Holdings Corp. (Communication Services)	162,210
2,664	ZOZO, Inc. (Consumer Discretionary)	65,388

		77,641,367

Jordan – 0.0%
3,006	Hikma Pharmaceuticals PLC (Health Care)	54,199

Luxembourg – 0.1%
10,644	ArcelorMittal (Materials)	282,867
2,940	Eurofins Scientific SE (Health Care)	201,065

		483,932

Macau – 0.1%
49,072	Galaxy Entertainment Group Ltd. (Consumer Discretionary)	293,596
55,612	Sands China Ltd. (Consumer Discretionary)*	149,619

		443,215

Mexico – 0.0%
4,207	Fresnillo PLC (Materials)	44,971

Netherlands – 5.2%
598	Adyen NV (Information Technology)*(b)	901,307
3,738	Akzo Nobel NV (Materials)	262,567
1,257	Argenx SE ADR (Health Care)*	500,248

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
1,027	ASM International NV (Information Technology)	$ 273,880
9,280	ASML Holding NV (Information Technology)	5,361,398
2,429	EXOR NV (Financials)*	187,777
2,020	HAL Trust (Financials)	259,987
2,133	Heineken Holding NV (Consumer Staples)	158,239
5,432	Heineken NV (Consumer Staples)	493,755
83,262	ING Groep NV (Financials)	993,619
2,178	JDE Peet’s NV (Consumer Staples)	66,246
23,131	Koninklijke Ahold Delhaize NV (Consumer Staples)	662,465
3,922	Koninklijke DSM NV (Materials)	493,883
73,562	Koninklijke KPN NV (Communication Services)	222,836
19,994	Koninklijke Philips NV (Health Care)	292,168
6,318	NN Group NV (Financials)	264,247
163,320	Shell PLC (Energy)	4,753,526
21,520	Universal Music Group NV (Communication Services)	498,557
5,794	Wolters Kluwer NV (Industrials)	627,602

		17,274,307

New Zealand – 0.4%
16,864	a2 Milk Co. Ltd. (The) (Consumer Staples)*	69,654
27,538	Auckland International Airport Ltd. (Industrials)*	137,515
10,174	Chorus Ltd. (Communication Services)	51,500
17,849	Contact Energy Ltd. (Utilities)	83,034
13,129	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	192,444
16,677	Fletcher Building Ltd. (Industrials)	51,273
16,133	Infratil Ltd. (Utilities)	88,679
1,887	Mainfreight Ltd. (Industrials)	83,799
14,417	Mercury NZ Ltd. (Utilities)	49,249
26,499	Meridian Energy Ltd. (Utilities)	80,564
8,399	Ryman Healthcare Ltd. (Health Care)	34,691
42,310	Spark New Zealand Ltd. (Communication Services)	135,336
3,082	Xero Ltd. (Information Technology)*	145,802

		1,203,540

Shares	Description	Value

Common Stocks – (continued)
Norway – 0.9%
487	Aker ASA, Class A (Industrials)	$ 37,168
9,287	Aker BP ASA (Energy)	318,255
19,224	AutoStore Holdings Ltd. (Industrials)*(a)(b)	34,337
20,148	DNB Bank ASA (Financials)	384,930
1,607	Entra ASA (Real Estate)(b)	16,858
21,892	Equinor ASA (Energy)	832,327
4,258	Gjensidige Forsikring ASA (Financials)	80,794
1,707	Kongsberg Gruppen ASA (Industrials)	69,231
6,413	Leroy Seafood Group ASA (Consumer Staples)	30,936
9,699	Mowi ASA (Consumer Staples)	149,456
35,540	NEL ASA (Industrials)*	53,464
3,741	Nordic Semiconductor ASA (Information Technology)*	66,482
30,656	Norsk Hydro ASA (Materials)	223,145
16,755	Orkla ASA (Consumer Staples)	117,557
1,254	Salmar ASA (Consumer Staples)	43,413
1,683	Schibsted ASA, Class A (Communication Services)	31,428
2,133	Schibsted ASA, Class B (Communication Services)	38,719
3,939	SpareBank 1 SR-Bank ASA (Financials)	47,010
10,311	Storebrand ASA (Financials)	90,668
13,330	Telenor ASA (Communication Services)	127,403
5,313	TOMRA Systems ASA (Industrials)	99,790
8,837	Var Energi ASA (Energy)	31,994

		2,925,365

Poland – 0.3%
9,583	Allegro.eu SA (Consumer Discretionary)*(b)	47,167
4,028	Bank Pekao SA (Financials)	74,440
1,568	CD Projekt SA (Communication Services)(a)	45,238
4,180	Cyfrowy Polsat SA (Communication Services)	17,116
1,094	Dino Polska SA (Consumer Staples)*(b)	87,666
4,544	InPost SA (Industrials)*	32,882
3,115	KGHM Polska Miedz SA (Materials)	79,455
298	mBank SA (Financials)*	20,690
26,735	PGE Polska Grupa Energetyczna SA (Utilities)*	38,101
12,498	Polski Koncern Naftowy ORLEN SA (Energy)	179,766

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Poland – (continued)
20,144	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	$ 125,792
12,978	Powszechny Zaklad Ubezpieczen SA (Financials)	90,333
760	Santander Bank Polska SA (Financials)	45,802

		884,448

Portugal – 0.2%
167,310	Banco Comercial Portugues SA, Class R (Financials)	26,306
63,306	EDP – Energias de Portugal SA (Utilities)	294,562
10,973	Galp Energia SGPS SA (Energy)	133,151
6,304	Jeronimo Martins SGPS SA (Consumer Staples)	137,607
4,878	Navigator Co SA (The) (Materials)	19,418

		611,044

Russia – 0.0%
12,172	Evraz PLC (Materials)(c)	—

Singapore – 1.8%
78,633	CapitaLand Ascendas REIT REIT (Real Estate)	160,101
119,763	CapitaLand Integrated Commercial Trust REIT (Real Estate)	180,916
53,714	Capitaland Investment Ltd. (Real Estate)	143,859
11,733	City Developments Ltd. (Real Estate)	70,982
41,323	DBS Group Holdings Ltd. (Financials)	1,061,196
60,121	Frasers Logistics & Commercial Trust REIT (Real Estate)	50,017
129,794	Genting Singapore Ltd. (Consumer Discretionary)	83,353
61,022	Grab Holdings Ltd., Class A (Industrials)*	184,287
2,077	Jardine Cycle & Carriage Ltd. (Industrials)	45,790
31,256	Keppel Corp. Ltd. (Industrials)	171,984
31,139	Keppel DC REIT (Real Estate)	42,040
45,622	Mapletree Industrial Trust REIT (Real Estate)	74,244
74,571	Mapletree Logistics Trust REIT (Real Estate)	87,615
71,258	Mapletree Pan Asia Commercial Trust REIT (Real Estate)	88,923

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
28,253	Olam Group Ltd. (Consumer Staples)	$ 28,453
87,407	Oversea-Chinese Banking Corp. Ltd. (Financials)	793,507
15,375	SATS Ltd. (Industrials)*	29,958
8,015	Sea Ltd. ADR (Communication Services)*	467,836
29,735	Singapore Airlines Ltd. (Industrials)*	119,348
18,587	Singapore Exchange Ltd. (Financials)	122,756
33,612	Singapore Technologies Engineering Ltd. (Industrials)	84,134
178,654	Singapore Telecommunications Ltd. (Communication Services)	354,622
14,959	STMicroelectronics NV (Information Technology)	555,339
37,955	Suntec Real Estate Investment Trust REIT (Real Estate)	38,501
32,595	United Overseas Bank Ltd. (Financials)	742,147
10,381	UOL Group Ltd. (Real Estate)	50,454
6,172	Venture Corp. Ltd. (Information Technology)	77,921

		5,910,283

South Africa – 0.3%
25,902	Anglo American PLC (Materials)	1,051,101

South Korea – 0.0%
3,764	Delivery Hero SE (Consumer Discretionary)*(b)	158,784

Spain – 2.3%
5,170	ACS Actividades de Construccion y Servicios SA (Industrials)	144,048
1,613	Aena SME SA (Industrials)*(b)	204,780
10,278	Amadeus IT Group SA (Information Technology)*	542,472
136,781	Banco Bilbao Vizcaya Argentaria SA (Financials)	790,375
380,148	Banco Santander SA (Financials)	1,115,741
89,687	CaixaBank SA (Financials)	328,937
12,764	Cellnex Telecom SA (Communication Services)*(b)	428,444
1,298	Corp ACCIONA Energias Renovables SA (Utilities)	50,599
5,489	EDP Renovaveis SA (Utilities)	124,621

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
7,229	Endesa SA (Utilities)	$ 131,747
9,536	Ferrovial SA (Industrials)	251,360
6,726	Grifols SA (Health Care)*	70,328
141,385	Iberdrola SA (Utilities)	1,569,321
25,229	Industria de Diseno Textil SA (Consumer Discretionary)	645,790
21,892	Mapfre SA (Financials)	40,980
4,259	Naturgy Energy Group SA (Utilities)	117,438
9,220	Red Electrica Corp. SA (Utilities)	159,441
30,215	Repsol SA (Energy)	460,441
5,133	Siemens Gamesa Renewable Energy SA (Industrials)*	95,292
116,216	Telefonica SA (Communication Services)	428,988

		7,701,143

Sweden – 3.2%
4,118	AAK AB (Consumer Staples)	67,019
5,119	AddTech AB, Class B (Industrials)	73,877
6,584	Alfa Laval AB (Industrials)	183,805
22,205	Assa Abloy AB, Class B (Industrials)	496,207
58,873	Atlas Copco AB, Class A (Industrials)	713,070
34,473	Atlas Copco AB, Class B (Industrials)	378,098
2,455	Avanza Bank Holding AB (Financials)	48,346
2,548	Axfood AB (Consumer Staples)	67,429
5,215	Beijer Ref AB (Industrials)	88,027
6,052	Boliden AB (Materials)	220,144
4,859	Castellum AB (Real Estate)	58,278
5,264	Electrolux AB, Class B (Consumer Discretionary)(a)	73,314
8,232	Elekta AB, Class B (Health Care)	47,784
19,307	Embracer Group AB (Communication Services)*(a)	80,396
14,245	Epiroc AB, Class A (Industrials)	267,032
8,610	Epiroc AB, Class B (Industrials)	140,246
7,964	EQT AB (Financials)	175,653
13,772	Essity AB, Class B (Consumer Staples)	330,100
4,069	Evolution AB (Consumer Discretionary)(b)	407,137
5,821	Fabege AB (Real Estate)	47,501
13,800	Fastighets AB Balder, Class B (Real Estate)*	59,619
4,502	Getinge AB, Class B (Health Care)	102,082

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
16,407	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)(a)	$ 179,490
45,765	Hexagon AB, Class B (Information Technology)	507,055
2,065	Holmen AB, Class B (Materials)	83,248
8,930	Husqvarna AB, Class B (Industrials)	67,780
3,092	Industrivarden AB, Class A (Financials)	77,707
3,433	Industrivarden AB, Class C (Financials)	85,666
6,092	Indutrade AB (Industrials)	127,452
3,078	Investment AB Latour, Class B (Industrials)	59,085
12,408	Investor AB, Class A (Financials)	232,654
38,518	Investor AB, Class B (Financials)	697,122
5,519	Kinnevik AB, Class B (Financials)*	82,471
1,659	L E Lundbergforetagen AB, Class B (Financials)	70,444
4,455	Lifco AB, Class B (Industrials)	74,990
36,608	Nibe Industrier AB, Class B (Industrials)	336,358
1,793	Saab AB, Class B (Industrials)	65,238
3,712	Sagax AB, Class B (Real Estate)	80,305
2,319	Sagax AB, Class D (Real Estate)	5,654
23,123	Samhallsbyggnadsbolaget i Norden AB (Real Estate)(a)	40,863
3,392	Samhallsbyggnadsbolaget i Norden AB, Class D (Real Estate)(a)	6,037
24,011	Sandvik AB (Industrials)	430,063
7,043	Securitas AB, Class B (Industrials)	56,390
33,434	Skandinaviska Enskilda Banken AB, Class A (Financials)	375,450
7,642	Skanska AB, Class B (Industrials)	120,716
8,102	SKF AB, Class B (Industrials)	131,706
5,780	SSAB AB, Class A (Materials)	32,456
13,945	SSAB AB, Class B (Materials)	76,343
13,682	Svenska Cellulosa AB SCA, Class B (Materials)	181,036
32,653	Svenska Handelsbanken AB, Class A (Financials)	323,505
794	Svenska Handelsbanken AB, Class B (Financials)	9,382
4,701	Sweco AB, Class B (Industrials)	44,745
24,931	Swedbank AB, Class A (Financials)	395,574
3,819	Swedish Orphan Biovitrum AB (Health Care)*	81,331

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
11,300	Tele2 AB, Class B (Communication Services)	$ 98,358
66,770	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	407,740
49,915	Telia Co. AB (Communication Services)	133,964
2,369	Thule Group AB (Consumer Discretionary)(b)	54,361
5,419	Trelleborg AB, Class B (Industrials)	129,125
1,753	Vitrolife AB (Health Care)	30,494
4,337	Volvo AB, Class A (Industrials)	81,259
33,434	Volvo AB, Class B (Industrials)	601,911
10,951	Volvo Car AB, Class B (Consumer Discretionary)*	52,969
8,164	Wallenstam AB, Class B (Real Estate)	31,634

		10,885,295

Switzerland – 4.9%
36,423	ABB Ltd. (Industrials)	1,122,413
11,190	Alcon, Inc. (Health Care)	752,381
10,335	Cie Financiere Richemont SA (Consumer Discretionary)	1,345,638
55,248	Credit Suisse Group AG (Financials)(a)	163,642
790	Geberit AG (Industrials)	370,477
181	Givaudan SA (Materials)	601,465
12,864	Holcim AG (Materials)*	658,356
1,164	Kuehne + Nagel International AG (Industrials)	279,287
1,693	Lonza Group AG (Health Care)	871,066
51,545	Novartis AG (Health Care)	4,525,573
502	Partners Group Holding AG (Financials)	487,379
449	Schindler Holding AG (Industrials)	79,550
930	Schindler Holding AG Participation Certificates (Industrials)	172,920
138	SGS SA (Industrials)	318,657
3,501	Sika AG (Materials)	870,886
2,359	Straumann Holding AG (Health Care)	266,417
643	Swatch Group AG (The) – Bearer (Consumer Discretionary)	168,587
1,162	Swatch Group AG (The) – Registered (Consumer Discretionary)	55,078
580	Swisscom AG (Communication Services)	309,374
69,506	UBS Group AG (Financials)	1,256,616

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
3,430	Zurich Insurance Group AG (Financials)	$ 1,630,488

		16,306,250

United Kingdom – 11.7%
21,840	3i Group PLC (Financials)	350,735
48,456	abrdn PLC (Financials)	112,181
5,530	Admiral Group PLC (Financials)	133,426
8,649	Allfunds Group PLC (Financials)	61,982
10,028	Ashtead Group PLC (Industrials)	594,132
8,213	Associated British Foods PLC (Consumer Staples)	154,635
34,189	AstraZeneca PLC (Health Care)	4,546,313
21,235	Auto Trader Group PLC (Communication Services)(b)	143,084
2,240	AVEVA Group PLC (Information Technology)	84,857
64,006	Aviva PLC (Financials)	338,667
21,283	B&M European Value Retail SA (Consumer Discretionary)	103,741
70,839	BAE Systems PLC (Industrials)	693,963
361,528	Barclays PLC (Financials)	694,209
23,158	Barratt Developments PLC (Consumer Discretionary)	109,681
2,426	Berkeley Group Holdings PLC (Consumer Discretionary)	110,104
385,202	BP PLC (Energy)	2,282,217
51,246	British American Tobacco PLC (Consumer Staples)	2,069,489
20,487	British Land Co. PLC (The) REIT (Real Estate)	96,201
158,509	BT Group PLC (Communication Services)	229,165
7,705	Bunzl PLC (Industrials)	279,681
8,862	Burberry Group PLC (Consumer Discretionary)	229,755
60,557	CK Hutchison Holdings Ltd. (Industrials)	351,449
22,350	CNH Industrial NV (Industrials)	351,404
3,472	Coca-Cola Europacific Partners PLC (Consumer Staples)	184,328
40,158	Compass Group PLC (Consumer Discretionary)	895,268
37,279	ConvaTec Group PLC (Health Care)(b)	102,199
3,183	Croda International PLC (Materials)	257,536

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
2,178	DCC PLC (Industrials)	$ 113,841
51,985	Diageo PLC (Consumer Staples)	2,357,492
31,147	DS Smith PLC (Materials)	112,503
628	Endava PLC ADR (Information Technology)*	48,174
13,433	Entain PLC (Consumer Discretionary)	224,283
21,012	Experian PLC (Industrials)	726,924
7,488	Farfetch Ltd., Class A (Consumer Discretionary)*	63,648
8,640	Halma PLC (Information Technology)	223,485
8,067	Hargreaves Lansdown PLC (Financials)	81,045
455,959	HSBC Holdings PLC (Financials)	2,767,679
21,694	Imperial Brands PLC (Consumer Staples)	549,002
32,764	Informa PLC (Communication Services)	239,653
3,940	InterContinental Hotels Group PLC (Consumer Discretionary)	225,082
6,596	Intermediate Capital Group PLC (Financials)	93,752
3,674	Intertek Group PLC (Industrials)	176,984
45,882	J Sainsbury PLC (Consumer Staples)	121,631
56,447	JD Sports Fashion PLC (Consumer Discretionary)	84,734
4,187	Johnson Matthey PLC (Materials)	104,164
44,609	Kingfisher PLC (Consumer Discretionary)	128,084
16,913	Land Securities Group PLC REIT (Real Estate)	123,710
136,383	Legal & General Group PLC (Financials)	408,645
3,612	Liberty Global PLC, Class A (Communication Services)*	72,529
6,293	Liberty Global PLC, Class C (Communication Services)*	130,139
1,540,002	Lloyds Banking Group PLC (Financials)	860,232
8,287	London Stock Exchange Group PLC (Financials)	813,994
52,593	M&G PLC (Financials)	120,381
91,739	Melrose Industries PLC (Industrials)	144,377
83,555	National Grid PLC (Utilities)	1,009,485
117,156	NatWest Group PLC (Financials)	365,406
2,829	Next PLC (Consumer Discretionary)	196,753
13,056	Ocado Group PLC (Consumer Staples)*	96,804
16,596	Pearson PLC (Communication Services)	196,693
7,245	Persimmon PLC (Consumer Discretionary)	109,749
19,447	Phoenix Group Holdings PLC (Financials)	136,363

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
16,342	Reckitt Benckiser Group PLC (Consumer Staples)	$ 1,157,581
43,761	RELX PLC (Industrials)	1,204,898
42,519	Rentokil Initial PLC (Industrials)	274,143
18,923	Rightmove PLC (Communication Services)	124,711
189,329	Rolls-Royce Holdings PLC (Industrials)*	204,999
23,212	Sage Group PLC (The) (Information Technology)	220,206
21,246	Schroders PLC (Financials)	111,935
27,554	Segro PLC REIT (Real Estate)	259,494
5,731	Severn Trent PLC (Utilities)	185,095
19,867	Smith & Nephew PLC (Health Care)	256,825
8,154	Smiths Group PLC (Industrials)	154,253
1,679	Spirax-Sarco Engineering PLC (Industrials)	224,046
24,893	SSE PLC (Utilities)	506,486
12,378	St James’s Place PLC (Financials)	169,447
66,130	Standard Chartered PLC (Financials)	486,229
78,418	Taylor Wimpey PLC (Consumer Discretionary)	96,563
170,147	Tesco PLC (Consumer Staples)	460,979
56,971	Unilever PLC (Consumer Staples)	2,811,570
15,567	United Utilities Group PLC (Utilities)	189,837
631,248	Vodafone Group PLC (Communication Services)	690,410
5,924	Weir Group PLC (The) (Industrials)	124,977
4,608	Whitbread PLC (Consumer Discretionary)	141,801
11,793	Wise PLC, Class A (Information Technology)*	90,838
24,742	WPP PLC (Communication Services)	255,051

		39,190,196

United States – 6.5%
3,309	Carnival PLC (Consumer Discretionary)*	28,207
11,937	Computershare Ltd. (Information Technology)	222,559
10,930	CSL Ltd. (Health Care)	2,196,752
930	CyberArk Software Ltd. (Information Technology)*	138,635
4,788	Ferguson PLC (Industrials)	533,824
693	Fiverr International Ltd. (Consumer Discretionary)*	24,373
92,863	GSK PLC (Health Care)	1,555,788

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
116,106	Haleon PLC (Consumer Staples)*	$ 392,827
1,849	ICON PLC (Health Care)*	398,349
10,161	James Hardie Industries PLC CDI (Materials)	198,701
20,285	JS Global Lifestyle Co. Ltd. (Consumer Discretionary)(b)	22,532
62,269	Nestle SA (Consumer Staples)	7,342,219
601	Roche Holding AG (Health Care)	238,697
16,039	Roche Holding AG (Health Care)	5,181,636
12,619	Schneider Electric SE (Industrials)	1,805,009
49,194	Stellantis NV (Consumer Discretionary)*	754,319
6,584	Swiss Re AG (Financials)	582,004
10,640	Tenaris SA (Energy)	183,121

		21,799,552

TOTAL COMMON STOCKS (Cost $333,185,030)		$ 330,909,838

Shares	Description	Rate	Value

Preferred Stocks – 0.4%
Germany – 0.4%
1,357	Bayerische Motoren Werke AG (Consumer Discretionary)	7.17%	$ 115,482
3,934	Henkel AG & Co. KGaA (Consumer Staples)	2.70	277,226
3,497	Porsche Automobil Holding SE (Consumer Discretionary)	4.41	210,064
615	Sartorius AG (Health Care)	0.33	225,685
4,181	Volkswagen AG (Consumer Discretionary)	5.43	602,265

			1,430,722

Spain – 0.0%
5,971	Grifols SA, Class B (Health Care)*	0.00	46,633

TOTAL PREFERRED STOCKS (Cost $1,718,916)			$ 1,477,355

Units	Description	Expiration Month	Value

Right – 0.0%
Switzerland – 0.0%
55,248	Credit Suisse Group AG*(a)
(Cost $0)		12/22	$ 5,103

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $334,903,946)			$332,392,296

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 1.7%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,594,964	3.727%		$ 5,594,964
(Cost $5,594,964)

TOTAL INVESTMENTS – 100.9% (Cost $340,498,910)			$337,987,260

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%			(2,873,615)

NET ASSETS – 100.0%			$335,113,645

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Sector Name	% of Market Value
Financials	17.2%
Industrials	15.4
Health Care	13.2
Consumer Discretionary	11.1
Consumer Staples	10.1
Information Technology	8.2
Materials	7.7
Energy	5.0
Communication Services	4.6
Utilities	3.3
Real Estate	2.6
Securities Lending Reinvestment Vehicle	1.6
TOTAL INVESTMENTS	100.0%

FUTURES CONTRACTS — At November 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini MSCI EAFE Index Future	21	12/16/22	$1,970,974	$107,816

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 7.6%
17,633	Activision Blizzard, Inc.	$ 1,303,960
149,079	Alphabet, Inc., Class A*	15,055,488
133,838	Alphabet, Inc., Class C*	13,577,865
177,352	AT&T, Inc.	3,419,347
2,529	Charter Communications, Inc., Class A*	989,572
109,015	Comcast Corp., Class A	3,994,310
6,206	DISH Network Corp., Class A*	99,606
6,887	Electronic Arts, Inc.	900,682
7,558	Fox Corp., Class A	245,257
3,429	Fox Corp., Class B	104,653
417	Liberty Broadband Corp., Class A*	37,613
3,094	Liberty Broadband Corp., Class C*	281,121
1,892	Liberty Media Corp.-Liberty SiriusXM, Class A*	82,907
4,160	Liberty Media Corp.-Liberty SiriusXM, Class C*	182,333
3,856	Live Nation Entertainment, Inc.*	280,563
25,546	Lumen Technologies, Inc.	139,737
7,024	Match Group, Inc.*	355,133
56,532	Meta Platforms, Inc., Class A*	6,676,429
10,905	Netflix, Inc.*	3,331,805
5,044	Omnicom Group, Inc.	402,309
232	Paramount Global, Class A(a)	5,308
14,426	Paramount Global, Class B	289,674
14,404	Pinterest, Inc., Class A*	366,150
8,417	ROBLOX Corp., Class A*	267,408
3,002	Roku, Inc.*	178,229
16,857	Sirius XM Holdings, Inc.(a)	109,402
25,762	Snap, Inc., Class A*	265,606
2,950	Spotify Technology SA*	234,289
4,081	Take-Two Interactive Software, Inc.*	431,321
15,685	T-Mobile US, Inc.*	2,375,650
10,956	Trade Desk, Inc. (The), Class A*	571,246
104,606	Verizon Communications, Inc.	4,077,542
45,381	Walt Disney Co. (The)*	4,441,439
55,039	Warner Bros Discovery, Inc.*	627,445
2,927	Warner Music Group Corp., Class A	100,308
7,295	ZoomInfo Technologies, Inc.*	208,637

		66,010,344

Consumer Discretionary – 10.6%
1,493	Advance Auto Parts, Inc.	225,428
9,017	Airbnb, Inc., Class A*	920,996

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
221,217	Amazon.com, Inc.*	$ 21,356,289
6,716	Aptiv PLC*	716,396
490	AutoZone, Inc.*	1,263,710
4,988	Best Buy Co., Inc.	425,476
984	Booking Holdings, Inc.*	2,046,179
1,622	Burlington Stores, Inc.*	317,393
5,099	Caesars Entertainment, Inc.*	259,080
3,926	CarMax, Inc.*	272,307
24,168	Carnival Corp.*	239,988
2,212	Chewy, Inc., Class A*	95,404
684	Chipotle Mexican Grill, Inc.*	1,112,841
20,715	Coupang, Inc. (South Korea) *	403,528
3,040	Darden Restaurants, Inc.	446,850
5,607	Dollar General Corp.	1,433,598
5,225	Dollar Tree, Inc.*	785,265
891	Domino’s Pizza, Inc.	346,358
6,296	DoorDash, Inc., Class A*	366,742
7,996	D.R. Horton, Inc.	687,656
13,660	eBay, Inc.	620,710
3,131	Etsy, Inc.*	413,574
3,767	Expedia Group, Inc.*	402,466
98,226	Ford Motor Co.	1,365,341
3,843	Garmin Ltd.	357,361
34,942	General Motors Co.	1,417,248
3,461	Genuine Parts Co.	634,505
3,225	Hasbro, Inc.	202,594
6,715	Hilton Worldwide Holdings, Inc.	957,693
25,487	Home Depot, Inc. (The)	8,257,533
8,220	Las Vegas Sands Corp.*	385,025
6,228	Lennar Corp., Class A	547,005
360	Lennar Corp., Class B	26,140
6,475	LKQ Corp.	351,787
15,381	Lowe’s Cos., Inc.	3,269,232
14,049	Lucid Group, Inc.*(a)	142,457
3,041	Lululemon Athletica, Inc.*	1,156,523
7,128	Marriott International, Inc., Class A	1,178,615
18,324	McDonald’s Corp.	4,998,604
1,201	MercadoLibre, Inc. (Brazil) *	1,118,113
7,863	MGM Resorts International	289,830
31,039	NIKE, Inc., Class B	3,404,668
73	NVR, Inc.*	338,648
1,560	O’Reilly Automotive, Inc.*	1,348,682
5,725	PulteGroup, Inc.	256,365
12,748	Rivian Automotive, Inc., Class A*	408,446

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
8,473	Ross Stores, Inc.	$ 997,018
5,407	Royal Caribbean Cruises Ltd.*	324,042
27,988	Starbucks Corp.	2,860,374
11,437	Target Corp.	1,910,780
65,289	Tesla, Inc.*	12,711,768
26,970	TJX Cos., Inc. (The)	2,158,948
2,759	Tractor Supply Co.	624,389
1,256	Ulta Beauty, Inc.*	583,839
990	Vail Resorts, Inc.	254,965
8,682	VF Corp.	284,943
1,344	Whirlpool Corp.	196,936
9,997	Yum China Holdings, Inc. (China)	551,035
7,086	Yum! Brands, Inc.	911,685

		91,941,371

Consumer Staples – 6.8%
44,812	Altria Group, Inc.	2,087,343
13,885	Archer-Daniels-Midland Co.	1,353,787
1,217	Brown-Forman Corp., Class A	88,829
7,595	Brown-Forman Corp., Class B	554,587
4,941	Campbell Soup Co.	265,183
6,035	Church & Dwight Co., Inc.	494,085
3,054	Clorox Co. (The)	453,977
96,581	Coca-Cola Co. (The)	6,143,517
20,744	Colgate-Palmolive Co.	1,607,245
11,913	Conagra Brands, Inc.	452,456
3,602	Constellation Brands, Inc., Class A	926,975
10,995	Costco Wholesale Corp.	5,929,054
5,300	Estee Lauder Cos., Inc. (The), Class A	1,249,687
14,739	General Mills, Inc.	1,257,237
3,652	Hershey Co. (The)	858,841
7,099	Hormel Foods Corp.	333,653
2,502	J M Smucker Co. (The)	385,333
6,458	Kellogg Co.	471,111
21,288	Keurig Dr Pepper, Inc.	823,207
8,398	Kimberly-Clark Corp.	1,139,021
19,408	Kraft Heinz Co. (The)	763,705
16,391	Kroger Co. (The)	806,273
6,190	McCormick & Co., Inc.	527,264
4,385	Molson Coors Beverage Co., Class B	241,657
34,036	Mondelez International, Inc., Class A	2,301,174
9,360	Monster Beverage Corp.*	962,770
34,317	PepsiCo, Inc.	6,366,147

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
38,549	Philip Morris International, Inc.	$ 3,842,179
59,466	Procter & Gamble Co. (The)	8,869,949
12,497	Sysco Corp.	1,081,115
7,109	Tyson Foods, Inc., Class A	471,185
17,774	Walgreens Boots Alliance, Inc.	737,621
35,031	Walmart, Inc.	5,339,425

		59,185,592

Energy – 5.1%
25,066	Baker Hughes Co.	727,415
6,174	Cheniere Energy, Inc.	1,082,673
47,804	Chevron Corp.	8,762,951
31,669	ConocoPhillips	3,911,438
19,200	Coterra Energy, Inc.	535,872
16,184	Devon Energy Corp.	1,108,928
4,403	Diamondback Energy, Inc.	651,732
14,555	EOG Resources, Inc.	2,065,791
103,482	Exxon Mobil Corp.	11,521,686
20,836	Halliburton Co.	789,476
6,950	Hess Corp.	1,000,175
49,076	Kinder Morgan, Inc.	938,333
12,377	Marathon Petroleum Corp.	1,507,642
23,148	Occidental Petroleum Corp.	1,608,555
11,066	ONEOK, Inc.	740,537
11,943	Phillips 66	1,295,099
5,638	Pioneer Natural Resources Co.	1,330,512
35,168	Schlumberger Ltd.	1,812,910
9,771	Valero Energy Corp.	1,305,601
30,262	Williams Cos., Inc. (The)	1,050,091

		43,747,417

Financials – 11.2%
14,311	Aflac, Inc.	1,029,390
6,599	Allstate Corp. (The)	883,606
6,853	Ally Financial, Inc.	185,100
13,693	American Express Co.	2,157,880
18,909	American International Group, Inc.	1,193,347
2,689	Ameriprise Financial, Inc.	892,614
11,601	Annaly Capital Management, Inc. REIT	251,394
5,002	Aon PLC, Class A	1,542,017
10,661	Apollo Global Management, Inc.	739,767
8,888	Arch Capital Group Ltd.*	532,480
5,186	Arthur J Gallagher & Co.	1,032,584

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
174,336	Bank of America Corp.	$ 6,598,618
18,155	Bank of New York Mellon Corp. (The)	833,314
32,281	Berkshire Hathaway, Inc., Class B*	10,284,727
3,476	BlackRock, Inc.	2,488,816
17,316	Blackstone, Inc.	1,584,933
9,424	Capital One Financial Corp.	972,934
2,623	Cboe Global Markets, Inc.	332,701
37,983	Charles Schwab Corp. (The)	3,135,117
9,664	Chubb Ltd.	2,122,118
3,853	Cincinnati Financial Corp.	427,529
48,163	Citigroup, Inc.	2,331,571
12,256	Citizens Financial Group, Inc.	519,409
8,906	CME Group, Inc.	1,571,909
3,535	Coinbase Global, Inc., Class A*(a)	161,656
6,723	Discover Financial Services	728,504
965	Everest Re Group Ltd.	326,112
6,528	Fidelity National Financial, Inc.	263,470
16,983	Fifth Third Bancorp	617,502
4,528	First Republic Bank	577,818
7,095	Franklin Resources, Inc.	190,217
2,212	Globe Life, Inc.	265,351
8,460	Goldman Sachs Group, Inc. (The)	3,266,829
8,019	Hartford Financial Services Group, Inc. (The)	612,411
35,316	Huntington Bancshares, Inc.	546,692
2,439	Interactive Brokers Group, Inc., Class A	195,852
13,771	Intercontinental Exchange, Inc.	1,491,537
72,223	JPMorgan Chase & Co.	9,979,774
23,133	KeyCorp	435,132
18,056	KKR & Co., Inc.	937,467
4,999	Loews Corp.	290,692
4,306	M&T Bank Corp.	732,106
317	Markel Corp.*	419,974
12,395	Marsh & McLennan Cos., Inc.	2,146,566
14,879	MetLife, Inc.	1,141,219
3,933	Moody’s Corp.	1,173,096
32,997	Morgan Stanley	3,071,031
1,941	MSCI, Inc.	985,698
8,478	Nasdaq, Inc.	580,404
4,980	Northern Trust Corp.	463,688
10,157	PNC Financial Services Group, Inc. (The)	1,709,017
6,177	Principal Financial Group, Inc.	553,953
14,535	Progressive Corp. (The)	1,920,800
9,267	Prudential Financial, Inc.	1,001,114
4,857	Raymond James Financial, Inc.	567,783

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
23,148	Regions Financial Corp.	$ 537,265
14,510	Robinhood Markets, Inc., Class A*	139,151
2,707	Rocket Cos., Inc., Class A	22,468
8,297	S&P Global, Inc.	2,927,182
8,642	State Street Corp.	688,508
1,463	SVB Financial Group*	339,094
11,930	Synchrony Financial	448,329
5,523	T. Rowe Price Group, Inc.	689,878
5,888	Travelers Cos., Inc. (The)	1,117,601
32,822	Truist Financial Corp.	1,536,398
33,363	US Bancorp	1,514,347
4,978	W R Berkley Corp.	379,722
94,394	Wells Fargo & Co.	4,526,192
2,720	Willis Towers Watson PLC	669,555

		96,533,030

Health Care – 15.2%
43,308	Abbott Laboratories	4,659,075
43,993	AbbVie, Inc.	7,090,792
1,112	ABIOMED, Inc.*	420,102
7,356	Agilent Technologies, Inc.	1,140,033
1,824	Align Technology, Inc.*	358,708
2,981	Alnylam Pharmaceuticals, Inc.*	657,579
3,826	AmerisourceBergen Corp.	653,060
13,304	Amgen, Inc.	3,810,266
16,069	Avantor, Inc.*	358,017
12,515	Baxter International, Inc.	707,473
7,097	Becton Dickinson and Co.	1,769,566
3,598	Biogen, Inc.*	1,098,002
4,588	BioMarin Pharmaceutical, Inc.*	463,296
35,572	Boston Scientific Corp.*	1,610,344
53,161	Bristol-Myers Squibb Co.	4,267,765
6,491	Cardinal Health, Inc.	520,383
4,248	Catalent, Inc.*	212,952
14,106	Centene Corp.*	1,227,927
7,568	Cigna Corp.	2,489,040
1,224	Cooper Cos., Inc. (The)	387,212
32,610	CVS Health Corp.	3,322,307
16,488	Danaher Corp.	4,507,984
1,299	DaVita, Inc.*	95,775
9,714	Dexcom, Inc.*	1,129,544
15,310	Edwards Lifesciences Corp.*	1,182,697
5,966	Elevance Health, Inc.	3,179,401

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
21,055	Eli Lilly & Co.	$ 7,813,089
31,204	Gilead Sciences, Inc.	2,740,647
5,347	HCA Healthcare, Inc.	1,284,456
3,343	Henry Schein, Inc.*	270,516
6,146	Hologic, Inc.*	468,079
5,684	Horizon Therapeutics PLC*	570,048
3,113	Humana, Inc.	1,711,839
2,059	IDEXX Laboratories, Inc.*	876,866
3,915	Illumina, Inc.*	853,783
4,586	Incyte Corp.*	365,367
8,851	Intuitive Surgical, Inc.*	2,393,222
4,539	IQVIA Holdings, Inc.*	989,593
1,516	Jazz Pharmaceuticals PLC*	237,876
65,443	Johnson & Johnson	11,648,854
2,244	Laboratory Corp. of America Holdings	540,131
3,493	McKesson Corp.	1,333,208
33,075	Medtronic PLC	2,614,248
62,845	Merck & Co., Inc.	6,920,491
556	Mettler-Toledo International, Inc.*	817,075
8,489	Moderna, Inc.*	1,493,300
139,705	Pfizer, Inc.	7,003,412
2,879	Quest Diagnostics, Inc.	437,119
2,594	Regeneron Pharmaceuticals, Inc.*	1,949,910
3,620	ResMed, Inc.	833,324
9,181	Royalty Pharma PLC, Class A	403,689
3,386	Seagen, Inc.*	411,027
2,484	STERIS PLC	461,378
8,287	Stryker Corp.	1,938,246
1,169	Teleflex, Inc.	273,686
9,740	Thermo Fisher Scientific, Inc.	5,456,543
23,228	UnitedHealth Group, Inc.	12,723,369
3,474	Veeva Systems, Inc., Class A*	661,311
6,369	Vertex Pharmaceuticals, Inc.*	2,015,152
30,128	Viatris, Inc.	332,312
1,489	Waters Corp.*	516,087
1,837	West Pharmaceutical Services, Inc.	431,070
5,225	Zimmer Biomet Holdings, Inc.	627,523
11,643	Zoetis, Inc.	1,794,652

		131,531,798

Industrials – 8.2%
13,776	3M Co.	1,735,363
3,174	A O Smith Corp.	192,789

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
5,683	AMETEK, Inc.	$ 809,373
14,769	Boeing Co. (The)*	2,641,879
20,924	Carrier Global Corp.	927,352
13,125	Caterpillar, Inc.	3,102,881
3,026	C.H. Robinson Worldwide, Inc.	303,266
2,137	Cintas Corp.	986,824
10,684	Copart, Inc.*	711,127
10,018	CoStar Group, Inc.*	811,859
53,198	CSX Corp.	1,739,043
3,494	Cummins, Inc.	877,553
6,915	Deere & Co.	3,049,515
15,919	Delta Air Lines, Inc.*	563,055
3,553	Dover Corp.	504,348
9,885	Eaton Corp. PLC	1,615,703
14,618	Emerson Electric Co.	1,399,966
3,038	Equifax, Inc.	599,610
4,053	Expeditors International of Washington, Inc.	470,391
14,292	Fastenal Co.	736,181
5,980	FedEx Corp.	1,089,676
8,719	Fortive Corp.	588,968
1,564	Generac Holdings, Inc.*	165,033
5,982	General Dynamics Corp.	1,509,797
27,051	General Electric Co.	2,325,574
16,741	Honeywell International, Inc.	3,675,487
6,771	Illinois Tool Works, Inc.	1,540,199
10,023	Ingersoll Rand, Inc.	540,941
2,056	J.B. Hunt Transport Services, Inc.	378,078
17,098	Johnson Controls International PLC	1,135,991
4,743	L3Harris Technologies, Inc.	1,077,040
3,368	Leidos Holdings, Inc.	368,223
6,599	Lockheed Martin Corp.	3,201,769
5,593	Masco Corp.	284,013
5,848	Norfolk Southern Corp.	1,500,012
3,467	Northrop Grumman Corp.	1,848,916
2,515	Old Dominion Freight Line, Inc.	761,064
10,470	Otis Worldwide Corp.	817,602
7,891	PACCAR, Inc.	835,736
3,180	Parker-Hannifin Corp.	950,629
36,744	Raytheon Technologies Corp.	3,627,368
5,121	Republic Services, Inc.	713,304
2,867	Rockwell Automation, Inc.	757,519
6,255	Rollins, Inc.	252,952
1,302	Snap-on, Inc.	313,261
14,717	Southwest Airlines Co.*	587,355

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
3,669	Stanley Black & Decker, Inc.	$ 299,831
5,243	Textron, Inc.	374,245
5,737	Trane Technologies PLC	1,023,596
1,274	TransDigm Group, Inc.	800,709
4,771	TransUnion	300,955
47,305	Uber Technologies, Inc.*	1,378,468
15,520	Union Pacific Corp.	3,374,514
8,109	United Airlines Holdings, Inc.*	358,175
18,229	United Parcel Service, Inc., Class B	3,458,588
1,740	United Rentals, Inc.*	614,272
3,867	Verisk Analytics, Inc.	710,407
10,278	Waste Management, Inc.	1,723,826
4,337	Westinghouse Air Brake Technologies Corp.	438,427
1,135	W.W. Grainger, Inc.	684,473
4,467	Xylem, Inc.	501,867

		70,666,938

Information Technology – 27.1%
16,533	Accenture PLC, Class A	4,975,276
11,551	Adobe, Inc.*	3,984,286
40,014	Advanced Micro Devices, Inc.*	3,106,287
3,898	Akamai Technologies, Inc.*	369,764
3,042	Amdocs Ltd.	270,312
14,728	Amphenol Corp., Class A	1,184,573
12,768	Analog Devices, Inc.	2,194,947
2,158	ANSYS, Inc.*	548,779
400,004	Apple, Inc.	59,212,592
21,356	Applied Materials, Inc.	2,340,618
2,984	AppLovin Corp., Class A*	42,999
5,837	Arista Networks, Inc.*	813,094
3,548	Atlassian Corp., Class A*	466,739
5,363	Autodesk, Inc.*	1,083,058
10,326	Automatic Data Processing, Inc.	2,727,510
2,480	Bill.com Holdings, Inc.*	298,642
13,061	Block, Inc.*	885,144
9,856	Broadcom, Inc.	5,430,952
3,819	Broadridge Financial Solutions, Inc.	569,451
6,752	Cadence Design Systems, Inc.*	1,161,614
3,358	CDW Corp.	633,453
93,550	Cisco Systems, Inc.	4,651,306
6,547	Cloudflare, Inc., Class A*	321,720
12,879	Cognizant Technology Solutions Corp., Class A	801,203

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
19,007	Corning, Inc.	$ 648,709
5,247	Crowdstrike Holdings, Inc., Class A*	617,310
6,589	Datadog, Inc., Class A*	499,314
6,217	Dell Technologies, Inc., Class C	278,459
4,923	DocuSign, Inc.*	231,726
3,307	Enphase Energy, Inc.*	1,060,191
1,378	EPAM Systems, Inc.*	507,903
1,479	F5, Inc.*	228,668
15,004	Fidelity National Information Services, Inc.	1,088,990
14,714	Fiserv, Inc.*	1,535,553
1,815	FleetCor Technologies, Inc.*	356,103
16,620	Fortinet, Inc.*	883,519
1,911	Gartner, Inc.*	669,557
14,565	Gen Digital, Inc.	334,412
6,842	Global Payments, Inc.	710,063
1,765	GLOBALFOUNDRIES, Inc.*(a)	113,578
31,961	Hewlett Packard Enterprise Co.	536,306
25,012	HP, Inc.	751,360
1,142	HubSpot, Inc.*	346,060
102,240	Intel Corp.	3,074,357
22,476	International Business Machines Corp.	3,346,676
6,829	Intuit, Inc.	2,783,432
4,418	Keysight Technologies, Inc.*	799,172
3,515	KLA Corp.	1,381,922
3,399	Lam Research Corp.	1,605,620
21,145	Marvell Technology, Inc.	983,665
21,164	Mastercard, Inc., Class A	7,542,850
13,484	Microchip Technology, Inc.	1,067,798
27,417	Micron Technology, Inc.	1,580,590
182,965	Microsoft Corp.	46,681,690
1,641	MongoDB, Inc.*	250,564
4,136	Motorola Solutions, Inc.	1,125,819
5,394	NetApp, Inc.	364,688
59,510	NVIDIA Corp.	10,070,877
3,694	Okta, Inc.*	196,964
10,742	ON Semiconductor Corp.*	807,798
38,456	Oracle Corp.	3,193,002
42,372	Palantir Technologies, Inc., Class A*	317,790
7,293	Palo Alto Networks, Inc.*	1,239,081
8,022	Paychex, Inc.	994,969
1,267	Paycom Software, Inc.*	429,640
28,717	PayPal Holdings, Inc.*	2,251,700
2,551	Qorvo, Inc.*	253,187
27,938	QUALCOMM, Inc.	3,533,878

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,622	Roper Technologies, Inc.	$ 1,150,770
24,135	Salesforce, Inc.*	3,867,634
4,810	Seagate Technology Holdings PLC	254,786
5,019	ServiceNow, Inc.*	2,089,410
3,986	Skyworks Solutions, Inc.	381,141
6,738	Snowflake, Inc., Class A*	962,860
4,027	Splunk, Inc.*	312,817
5,555	SS&C Technologies Holdings, Inc.	298,637
3,785	Synopsys, Inc.*	1,285,159
7,959	TE Connectivity Ltd. (Switzerland)	1,003,789
3,883	Teradyne, Inc.	362,866
22,734	Texas Instruments, Inc.	4,102,578
6,142	Trimble, Inc.*	366,984
4,276	Twilio, Inc., Class A*	209,610
5,190	Unity Software, Inc.*	205,057
2,313	VeriSign, Inc.*	462,161
40,497	Visa, Inc., Class A	8,787,849
5,625	VMware, Inc., Class A*	683,381
7,774	Western Digital Corp.*	285,694
4,953	Workday, Inc., Class A*	831,609
1,281	Zebra Technologies Corp., Class A*	346,229
5,487	Zoom Video Communications, Inc., Class A*	413,884
2,113	Zscaler, Inc.*	281,980

		234,296,714

Materials – 2.5%
5,511	Air Products and Chemicals, Inc.	1,709,292
2,907	Albemarle Corp.	808,117
37,002	Amcor PLC	456,975
7,770	Ball Corp.	435,742
2,463	Celanese Corp.	264,280
17,890	Corteva, Inc.	1,201,492
17,855	Dow, Inc.	910,069
11,432	DuPont de Nemours, Inc.	806,070
3,047	Eastman Chemical Co.	263,931
6,285	Ecolab, Inc.	941,682
3,121	FMC Corp.	407,727
35,432	Freeport-McMoRan, Inc.	1,410,194
6,340	International Flavors & Fragrances, Inc.	670,899
8,985	International Paper Co.	333,523
12,248	Linde PLC (United Kingdom)	4,121,207
6,343	LyondellBasell Industries NV, Class A	539,218
1,544	Martin Marietta Materials, Inc.	565,845

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
8,581	Mosaic Co. (The)	$ 440,205
19,737	Newmont Corp.	936,915
6,482	Nucor Corp.	971,976
2,292	Packaging Corp. of America	311,460
5,847	PPG Industries, Inc.	790,631
5,917	Sherwin-Williams Co. (The)	1,474,398
2,126	Southern Copper Corp. (Peru)	129,729
3,220	Vulcan Materials Co.	590,323
6,241	Westrock Co.	236,659

		21,728,559

Real Estate – 2.6%
4,027	Alexandria Real Estate Equities, Inc. REIT	626,641
11,566	American Tower Corp. REIT	2,558,978
3,409	AvalonBay Communities, Inc. REIT	596,234
3,550	Boston Properties, Inc. REIT	255,884
7,686	CBRE Group, Inc., Class A*	611,806
10,741	Crown Castle, Inc. REIT	1,519,100
7,152	Digital Realty Trust, Inc. REIT	804,314
2,258	Equinix, Inc. REIT	1,559,488
9,081	Equity Residential REIT	588,994
1,608	Essex Property Trust, Inc. REIT	354,371
3,291	Extra Space Storage, Inc. REIT	528,831
13,397	Healthpeak Properties, Inc. REIT	351,805
17,611	Host Hotels & Resorts, Inc. REIT	333,552
15,170	Invitation Homes, Inc. REIT	494,997
7,176	Iron Mountain, Inc. REIT	389,872
2,855	Mid-America Apartment Communities, Inc. REIT	470,732
22,945	Prologis, Inc. REIT	2,702,692
3,788	Public Storage REIT	1,128,672
15,345	Realty Income Corp. REIT	967,809
2,666	SBA Communications Corp. REIT	797,934
8,091	Simon Property Group, Inc. REIT	966,389
8,047	UDR, Inc. REIT	333,709
9,909	Ventas, Inc. REIT	461,066
23,952	VICI Properties, Inc. REIT	819,158
11,535	Welltower, Inc. REIT	819,331
18,388	Weyerhaeuser Co. REIT	601,471
4,725	W.P. Carey, Inc. REIT	372,330

		22,016,160

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – 2.8%
6,234	Alliant Energy Corp.	$ 350,974
6,395	Ameren Corp.	571,201
12,784	American Electric Power Co., Inc.	1,237,491
4,524	American Water Works Co., Inc.	686,562
3,456	Atmos Energy Corp.	415,411
1,768	Avangrid, Inc.	75,617
15,624	CenterPoint Energy, Inc.	486,063
7,196	CMS Energy Corp.	439,460
8,816	Consolidated Edison, Inc.	864,321
8,131	Constellation Energy Corp.	781,552
20,706	Dominion Energy, Inc.	1,265,344
4,782	DTE Energy Co.	554,760
19,159	Duke Energy Corp.	1,914,559
9,499	Edison International	633,203
5,044	Entergy Corp.	586,466
5,635	Evergy, Inc.	333,648
8,537	Eversource Energy	707,376
24,455	Exelon Corp.	1,011,703
13,502	FirstEnergy Corp.	556,822
48,835	NextEra Energy, Inc.	4,136,325
10,064	NiSource, Inc.	281,188
40,013	PG&E Corp.*	628,204
17,980	PPL Corp.	530,770
12,407	Public Service Enterprise Group, Inc.	751,244
7,825	Sempra Energy	1,300,437
26,237	Southern Co. (The)	1,774,671
7,844	WEC Energy Group, Inc.	777,654
13,602	Xcel Energy, Inc.	955,132

		24,608,158

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $811,074,712)		$862,266,081

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
293,720	3.727%	$ 293,720
(Cost $293,720)

TOTAL INVESTMENTS – 99.7%
(Cost $811,368,432)		$862,559,801

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		2,118,536

NET ASSETS – 100.0%		$864,678,337

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker or receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2022:

MARKETBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,018,408	$—	$—
Asia	26,761,856	913,929	6,090
Europe	222,126	—	—
North America	1,086,983	—	—
Oceania	4,323	—	—
South America	1,616,466	439,781	—
Securities Lending Reinvestment Vehicle	391,992	—	—

Total	$31,102,154	$1,353,710	$6,090

MARKETBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,051,101	$—	$—
Asia	99,772,287	—	7,947
Europe	177,530,768	1,435,825	—
North America	21,645,822	198,701	—
Oceania	30,398,064	—	—
South America	299,913	51,868	—
Securities Lending Reinvestment Vehicle	5,594,964	—	—

Total	$336,292,919	$1,686,394	$7,947

Derivative Type

Assets(b)
Futures Contracts	$107,816	$—	$—

MARKETBETA® U.S. EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$954,563	$—	$—
Europe	5,124,996	—	—
North America	854,938,680	—	—
South America	1,247,842	—	—
Securities Lending Reinvestment Vehicle	293,720	—	—

Total	$862,559,801	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2022, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.